UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/2012

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus Variable
Investment Fund,
Appreciation Portfolio

ANNUAL REPORT December 31, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May LoseValue

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	UnderstandingYour Fund’s Expenses
8	ComparingYour Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Important Tax Information
31	Proxy Results
32	Board Members Information
34	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Appreciation Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Appreciation Portfolio, covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In retrospect, 2012 was notable for the global equity markets’ resilience in the face of some tough macroeconomic challenges. Worries regarding sluggish employment growth, weak housing markets and Congressional gridlock weighed on investor sentiment in the United States at times during the year, yet U.S. stocks posted respectable gains, on average.An ongoing debt crisis led to recessionary conditions in Europe, particularly for some of the continent’s more peripheral nations, but aggressive actions from monetary policymakers helped some European stock markets produce double-digit returns.While China’s economy slowed in response to inflation-fighting measures, officials there appeared to have engineered a “soft landing,” and Chinese stocks generally ended the year with positive absolute returns.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The global economy seems likely to benefit from Europe’s ongoing efforts to support its banking system and common currency, and by China’s moves toward more stimulative fiscal policies under new government leadership. In the United States, greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery could support modestly higher rates of economic growth.We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, Dreyfus Variable Investment Fund, Appreciation Portfolio’s Initial shares produced a total return of 10.44%, and its Service shares produced a total return of 10.14%.1 In comparison, the total return of the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), was 15.99% for the same period.2

Despite bouts of volatility, stocks generally advanced over the reporting period as global and domestic economic conditions improved.The fund produced lower returns than its benchmark, mainly due to shortfalls in the financials and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.To pursue these goals, the fund normally invests at least 80% of its assets in common stocks.The fund focuses on blue-chip companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries.The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.3

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Improving Macroeconomic Conditions Fueled Market Gains

Several positive macroeconomic developments drove stocks higher during the first quarter of 2012.These included strong corporate earnings reports, domestic employment gains, and a quantitative easing program in Europe that forestalled a more severe regional banking crisis. However, investor sentiment turned more cautious during the spring, when the U.S. labor market’s rebound slowed and measures designed to relieve fiscal pressures in Europe encountered resistance.

Stocks rebounded over the summer, reaching new highs for the year by September amid more encouraging economic news, including sharp declines in the unemployment rate.The market lost ground again in November as concerns mounted over automatic tax hikes and spending cuts scheduled for the start of 2013. Nevertheless, continued corporate earnings strength and signs of an improving U.S. housing market enabled stocks to resume their rally, and the S&P 500 Index ended the year with double-digit gains.

Sector Allocations Weighed on Results

Although the fund participated significantly in the market’s gains, its relative performance was undermined by an overweighted position in the energy sector, where a sluggish global economy and a glut of domestic, shale-sourced oil and gas pressured large, integrated energy producers. Underweighted exposure to the financials sector helped support returns in previous years, but it prevented the fund from benefiting when major banks rallied from depressed levels.

The fund also was hindered by some disappointments among individual stocks. Brazilian casual dining franchisee Arcos Dorados Holdings, Cl.A struggled in a slower local economy. Occidental Petroleum encountered weaker oil prices and problems at one of its oil fields. Fast food giant McDonald’s was hurt by lower same-store sales comparisons and weakness in Europe.

The fund achieved better results in other areas.The fund held no stocks in the lagging utilities sector.Among the fund’s information technology holdings, electronics innovator Apple continued to score impressive success with its tablet computer and smartphone products. Consumer discretionary holding Christian Dior benefited from rising demand for luxury goods in the recovering global economy. Media conglomerate News Corp., Class A, gained value amid increased advertising spending and plans to unlock value by splitting the company in two.

4

We made a number of changes to the fund’s composition in 2012, adding new positions in global spirits maker Diageo, brewer SAPMiller, Norwegian oil producer Statoil, and technology firm Xilinx. We eliminated only one holding, Green Mountain Coffee, during the year.

Stocks May Be Poised for Additional Gains

Aggressively accommodative monetary policies among the world’s central banks and continued signs of improvement in the U.S. and global economies underlie our generally optimistic outlook for equities in 2013.We expect corporate earnings and dividends to continue to grow over the coming year, but at a lower rate than in 2012. Meanwhile, valuations across most sectors remain attractive even in the wake of recent market rallies, and persistently low interest rates may continue to attract investors to dividend-paying stocks. Therefore, we have maintained our focus on high quality, multinational companies with strong balance sheets, dominant brands, and above-average earnings and dividend growth characteristics.

January 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Fund shares are only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Appreciation Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.
3 Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components)
funds can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/12
	1 Year	5 Years	10 Years
Initial shares	10.44%	3.69%	7.11%
Service shares	10.14%	3.43%	6.84%
Standard & Poor’s 500
Composite Stock Price Index	15.99%	1.66%	7.10%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund,Appreciation Portfolio on 12/31/02 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund,Appreciation Portfolio from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.13	$5.40
Ending value (after expenses)	$1,030.00	$1,028.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.12	$5.38
Ending value (after expenses)	$1,021.06	$1,019.81

† Expenses are equal to the fund’s annualized expense ratio of .81% for Initial Shares and 1.06% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2012

Common Stocks—98.8%	Shares		Value ($)
Capital Goods—3.5%
Caterpillar	94,400		8,456,352
General Electric	194,800		4,088,852
United Technologies	89,000		7,298,890
			19,844,094
Consumer Services—3.3%
Arcos Dorados Holdings, Cl. A	125,000	[a]	1,495,000
McDonald’s	195,900		17,280,339
			18,775,339
Diversified Financials—4.1%
BlackRock	31,000		6,408,010
Franklin Resources	41,000		5,153,700
JPMorgan Chase & Co.	267,300		11,753,181
			23,314,891
Energy—19.5%
Chevron	210,900		22,806,726
ConocoPhillips	165,100		9,574,149
Exxon Mobil	328,364		28,419,904
Imperial Oil	100,000		4,300,000
Occidental Petroleum	163,100		12,495,091
Phillips 66	92,550		4,914,405
Royal Dutch Shell, Cl. A, ADR	197,500		13,617,625
Statoil, ADR	145,000		3,630,800
Total, ADR	204,400	[a]	10,630,844
			110,389,544
Food & Staples Retailing—1.6%
Walgreen	134,300		4,970,443
Whole Foods Market	45,100		4,118,983
			9,089,426
Food, Beverage & Tobacco—23.4%
Altria Group	476,100		14,959,062
Coca-Cola	921,200		33,393,500
Diageo, ADR	25,000		2,914,500
Kraft Foods Group	56,666		2,576,603

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Mondelez International, Cl. A	170,000		4,329,900
Nestle, ADR	317,400		20,684,958
PepsiCo	142,900		9,778,647
Philip Morris International	456,100		38,148,204
SABMiller	120,000		5,648,197
			132,433,571
Health Care Equipment & Services—1.5%
Intuitive Surgical	12,000	[b]	5,884,440
Medtronic	60,200		2,469,404
			8,353,844
Household & Personal Products—6.5%
Christian Dior	66,100		11,427,794
Estee Lauder, Cl. A	133,400		7,985,324
Procter & Gamble	255,000		17,311,950
			36,725,068
Materials—4.4%
Air Products & Chemicals	20,000		1,680,400
Freeport-McMoRan Copper & Gold	200,000		6,840,000
Praxair	95,200		10,419,640
Rio Tinto, ADR	100,000	[a]	5,809,000
			24,749,040
Media—4.2%
McGraw-Hill	107,100		5,855,157
News, Cl. A	283,136		7,231,294
Time Warner Cable	50,000		4,859,500
Walt Disney	120,000		5,974,800
			23,920,751
Pharmaceuticals, Biotech &
Life Sciences—8.6%
Abbott Laboratories	191,800		12,562,900
Johnson & Johnson	212,900		14,924,290

10

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Merck & Co.	63,200		2,587,408
Novo Nordisk, ADR	56,300		9,188,723
Roche Holding, ADR	185,700		9,377,850
			48,641,171
Retailing—4.0%
Target	189,700		11,224,549
Wal-Mart Stores	171,600		11,708,268
			22,932,817
Semiconductors &
Semiconductor Equipment—3.4%
Intel	592,900		12,231,527
Texas Instruments	213,300		6,599,502
Xilinx	20,000		718,000
			19,549,029
Software & Services—3.7%
Automatic Data Processing	100,400		5,723,804
International Business Machines	80,000		15,324,000
			21,047,804
Technology Hardware & Equipment—7.1%
Apple	68,000		36,246,040
QUALCOMM	62,800		3,894,856
			40,140,896
Total Common Stocks
(cost $334,022,172)			559,907,285

Other Investment—.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,916,352)	3,916,352	[c]	3,916,352

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—2.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $13,512,311)	13,512,311 [c]	13,512,311
Total Investments (cost $351,450,835)	101.9%	577,335,948
Liabilities, Less Cash and Receivables	(1.9%)	(10,782,495)
Net Assets	100.0%	566,553,453

ADR—American Depository Receipts

a Security, or portion thereof, on loan.At December 31, 2012, the value of the fund’s securities on loan was
$13,338,021 and the value of the collateral held by the fund was $13,512,311.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Food, Beverage & Tobacco	23.4	Software & Services	3.7
Energy	19.5	Capital Goods	3.5
Pharmaceuticals,		Semiconductors &
Biotech & Life Sciences	8.6	Semiconductor Equipment	3.4
Technology Hardware & Equipment	7.1	Consumer Services	3.3
Household & Personal Products	6.5	Money Market Investments	3.1
Materials	4.4	Food & Staples Retailing	1.6
Media	4.2	Health Care Equipment & Services	1.5
Diversified Financials	4.1
Retailing	4.0		101.9

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $13,338,021)—Note 1(c):
Unaffiliated issuers	334,022,172	559,907,285
Affiliated issuers	17,428,663	17,428,663
Cash		2,340,097
Dividends and securities lending income receivable		1,130,449
Prepaid expenses		31,014
		580,837,508
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		323,086
Due to Fayez Sarofim & Co.		104,248
Liability for securities on loan—Note 1(c)		13,512,311
Payable for shares of Beneficial Interest redeemed		304,098
Accrued expenses		40,312
		14,284,055
Net Assets ($)		566,553,453
Composition of Net Assets ($):
Paid-in capital		339,985,268
Accumulated undistributed investment income—net		161,768
Accumulated net realized gain (loss) on investments		521,304
Accumulated net unrealized appreciation
(depreciation) on investments		225,885,113
Net Assets ($)		566,553,453

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	345,985,202	220,568,251
Shares Outstanding	8,549,560	5,479,334
Net Asset Value Per Share ($)	40.47	40.25

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Income ($):
Income:
Cash dividends (net of $443,439 foreign taxes withheld at source):
Unaffiliated issuers	15,548,322
Affiliated issuers	6,081
Income from securities lending—Note 1(c)	120,724
Total Income	15,675,127
Expenses:
Investment advisory fee—Note 3(a)	2,943,952
Sub-investment advisory fee—Note 3(a)	1,202,460
Distribution fees—Note 3(b)	494,859
Professional fees	97,548
Prospectus and shareholders’ reports	76,874
Trustees’ fees and expenses—Note 3(c)	42,840
Custodian fees—Note 3(b)	41,412
Shareholder servicing costs—Note 3(b)	8,911
Loan commitment fees—Note 2	4,655
Interest expense—Note 2	2,093
Miscellaneous	45,005
Total Expenses	4,960,609
Less—reduction in fees due to earnings credits—Note 3(b)	(10)
Net Expenses	4,960,599
Investment Income—Net	10,714,528
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	3,173,613
Net unrealized appreciation (depreciation) on investments	39,110,502
Net Realized and Unrealized Gain (Loss) on Investments	42,284,115
Net Increase in Net Assets Resulting from Operations	52,998,643

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
Operations ($):
Investment income—net	10,714,528	8,849,225
Net realized gain (loss) on investments	3,173,613	(368,068)
Net unrealized appreciation
(depreciation) on investments	39,110,502	31,468,680
Net Increase (Decrease) in Net Assets
Resulting from Operations	52,998,643	39,949,837
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(12,974,543)	(5,339,622)
Service Shares	(6,423,266)	(2,014,556)
Total Dividends	(19,397,809)	(7,354,178)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	55,289,006	46,939,033
Service Shares	75,211,364	64,879,366
Dividends reinvested:
Initial Shares	12,974,543	5,339,622
Service Shares	6,423,266	2,014,556
Cost of shares redeemed:
Initial Shares	(70,383,596)	(58,474,591)
Service Shares	(47,166,478)	(28,370,572)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	32,348,105	32,327,414
Total Increase (Decrease) in Net Assets	65,948,939	64,923,073
Net Assets ($):
Beginning of Period	500,604,514	435,681,441
End of Period	566,553,453	500,604,514
Undistributed investment income—net	161,768	8,843,223

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2012	2011
Capital Share Transactions:
Initial Shares
Shares sold	1,377,683	1,285,530
Shares issued for dividends reinvested	319,206	147,422
Shares redeemed	(1,739,175)	(1,599,685)
Net Increase (Decrease) in Shares Outstanding	(42,286)	(166,733)
Service Shares
Shares sold	1,876,463	1,791,766
Shares issued for dividends reinvested	158,878	55,897
Shares redeemed	(1,171,311)	(789,159)
Net Increase (Decrease) in Shares Outstanding	864,030	1,058,504

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	37.99	35.44	31.40	28.88	44.86
Investment Operations:
Investment income—net[a]	.82	.73	.64	.63	.67
Net realized and unrealized
gain (loss) on investments	3.14	2.42	4.09	4.95	(13.01)
Total from Investment Operations	3.96	3.15	4.73	5.58	(12.34)
Distributions:
Dividends from investment income—net	(1.48)	(.60)	(.69)	(.78)	(.77)
Dividends from net realized
gain on investments	—	—	—	(2.28)	(2.87)
Total Distributions	(1.48)	(.60)	(.69)	(3.06)	(3.64)
Net asset value, end of period	40.47	37.99	35.44	31.40	28.88
Total Return (%)	10.44	9.01	15.32	22.56	(29.55)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81	.80	.81	.80	.81
Ratio of net expenses
to average net assets	.81	.80	.81	.80	.81
Ratio of net investment income
to average net assets	2.02	1.99	2.01	2.31	1.82
Portfolio Turnover Rate	3.05	4.24	11.90	1.49	3.41
Net Assets, end of period ($ x 1,000)	345,985	326,445	310,385	290,073	274,782

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	37.74	35.23	31.21	28.70	44.59
Investment Operations:
Investment income—net[a]	.72	.63	.58	.59	.58
Net realized and unrealized
gain (loss) on investments	3.10	2.42	4.05	4.89	(12.94)
Total from Investment Operations	3.82	3.05	4.63	5.48	(12.36)
Distributions:
Dividends from investment income—net	(1.31)	(.54)	(.61)	(.69)	(.66)
Dividends from net realized
gain on investments	—	—	—	(2.28)	(2.87)
Total Distributions	(1.31)	(.54)	(.61)	(2.97)	(3.53)
Net asset value, end of period	40.25	37.74	35.23	31.21	28.70
Total Return (%)	10.14	8.74	15.04	22.23	(29.72)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06	1.05	1.06	1.05	1.06
Ratio of net expenses
to average net assets	1.06	1.05	1.06	1.05	1.06
Ratio of net investment income
to average net assets	1.79	1.75	1.74	2.15	1.61
Portfolio Turnover Rate	3.05	4.24	11.90	1.49	3.41
Net Assets, end of period ($ x 1,000)	220,568	174,160	125,296	71,893	88,606

a Based on average shares outstanding at each month end.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Appreciation Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	461,181,994	—		—	461,181,994
Equity Securities—
Foreign
Common Stocks†	81,649,300	17,075,991	††	—	98,725,291
Mutual Funds	17,428,663	—		—	17,428,663

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

At December 31, 2011, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

22

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2012, The Bank of New York Mellon earned $51,739 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended December 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	12/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	7,593,542		65,607,460	69,284,650	3,916,352.7
Dreyfus
Institutional
Cash
Advantage
Fund	2,642,191		253,085,249	242,215,129	13,512,311		2.4
Total	10,235,733		318,692,709	311,499,779	17,428,663		3.1

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Effective March 31, 2012, dividends from investment income-net are declared and paid quarterly. Prior to March 31, 2012, dividends from investment income-net were declared and paid annually. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

24

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $161,768, undistributed capital gains $1,413,409 and unrealized appreciation $224,993,008.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31,2012 and December 31, 2011 were as follows: ordinary income $19,397,809 and $7,354,178, respectively.

During the period ended December 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency exchange gains and losses, the fund increased accumulated undistributed investment income-net by $1,826 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A.,

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2012 was approximately $177,300, with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with Sarofim & Co., the fund pays Sarofim & Co. a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2012, Service shares were charged $494,859 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash

26

balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $1,577 for transfer agency services and $47 for cash management services. Cash management fees were partially offset by earnings credits of $6.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2012, the fund was charged $41,412 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $109 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $4.

During the period ended December 31, 2012, the fund was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $255,229, Distribution Plan fees $45,947, custodian fees $17,500, Chief Compliance Officer fees $3,981 and transfer agency fees $429.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2012, amounted to $43,269,216 and $16,623,891, respectively.

At December 31, 2012, the cost of investments for federal income tax purposes was $352,342,940; accordingly, accumulated net unrealized appreciation on investments was $224,993,008, consisting of $233,534,632 gross unrealized appreciation and $8,541,624 gross unrealized depreciation.

28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, Appreciation Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Appreciation Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Appreciation Portfolio at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

NewYork, NewYork
February 13, 2013

The Fund	29

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the portfolio hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2012 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2013 of the percentage applicable to the preparation of their 2012 income tax returns.

30

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	151,161,716		5,464,193
Robin A. Melvin†	151,549,664		5,076,245
Philip L. Toia†	150,421,381		6,204,528

† Each new Board Member’s term commenced on September 1, 2012.
In addition, Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the Company.

The Fund	31

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 151
———————
Peggy C. Davis (69)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, NewYork University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 70

32

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2012)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 97
———————
Dr. Martin Peretz (73)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (2012)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund	33

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

34

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 177 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and SeniorVice President, Citi Global Wealth Management. He is an officer of 66 investment companies (comprised of 173 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

The Fund	35

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Growth and Income
Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	UnderstandingYour Fund’s Expenses
8	ComparingYour Fund’s Expenses With Those of Other Funds
9	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
19	Financial Highlights
21	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Important Tax Information
34	Proxy Results
35	Board Members Information
37	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Growth and Income Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for DreyfusVariable Investment Fund, Growth and Income Portfolio, covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In retrospect, 2012 was notable for the global equity markets’ resilience in the face of some tough macroeconomic challenges. Worries regarding sluggish employment growth, weak housing markets and Congressional gridlock weighed on investor sentiment in the United States at times during the year, yet U.S. stocks posted respectable gains, on average.An ongoing debt crisis led to recessionary conditions in Europe, particularly for some of the continent’s more peripheral nations, but aggressive actions from monetary policymakers helped some European stock markets produce double-digit returns.While China’s economy slowed in response to inflation-fighting measures, officials there appeared to have engineered a “soft landing,” and Chinese stocks generally ended the year with positive absolute returns.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The global economy seems likely to benefit from Europe’s ongoing efforts to support its banking system and common currency, and by China’s moves toward more stimulative fiscal policies under new government leadership. In the United States, greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery could support modestly higher rates of economic growth.We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by John Bailer and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, Dreyfus Variable Investment Fund, Growth and Income Portfolio’s Initial shares achieved a total return of 18.08%, and its Service shares achieved a total return of 17.77%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 15.99% for the same period.2

Despite ongoing concerns regarding a variety of domestic and international macroeconomic developments, U.S. stocks generally gained ground on the strength of improving domestic economic fundamentals, including stronger employment trends and a recovering housing market. The fund produced higher returns than its benchmark, mainly due to the success of our stock selection strategy in the consumer discretionary, materials, information technology and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the fund invests primarily in stocks of domestic and foreign issuers.We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income.We choose stocks through a disciplined investment process that combines computer modeling techniques, “bottom-up” fundamental analysis and risk management. The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the S&P 500 Index.

Improving Macroeconomic Conditions Fueled Market Gains

A variety of positive domestic and international developments drove stocks higher during the first quarter of 2012.These included strong corporate earnings reports, domestic employment gains, a quantitative easing program in Europe that forestalled a more severe regional banking crisis, and less restrictive monetary and fiscal policies

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

in China. However, investor sentiment turned more cautious during the spring, when the U.S. labor market’s rebound slowed and measures designed to relieve fiscal pressures in Europe encountered political resistance.

Stocks rebounded over the summer, reaching new highs for the year by September amid more encouraging economic news, including sharp declines in the unemployment rate. Stocks lost ground again in November as concerns mounted over automatic tax hikes and spending cuts scheduled for the start of 2013. Nevertheless, continued corporate earnings strength and signs of an improving U.S. housing market enabled stocks to resume their rally as the year came to a close.As a result, the S&P 500 Index ended the reporting period with double-digit gains.

Returns Driven By Strong Stock Selections

The fund’s security selection process successfully identified above-average performers across several market sectors and industry groups in 2012. In the consumer discretionary sector, leisure company Royal Caribbean Cruises benefited from higher booking volumes in a recovering economy, fashion accessories seller Michael Kors Holdings reported better-than-expected quarterly earnings driven by watch sales, and consumers responded positively to innovative products introduced by apparel maker Under Armour.The materials sector also fared well for the fund, largely due to strength among chemical manufacturers such as Eastman Chemical, which enjoyed a cost advantage in the procurement of raw materials, and paint producer PPG Industries, which benefited from improved conditions in construction and automotive end markets. In addition, agricultural products producer Monsanto gained value in anticipation of market share gains in 2013 due to the firm’s better seed availability relative to competitors.

In the information technology sector, we focused on companies that, in our judgment, were likely to benefit from strong secular trends toward cloud and mobile computing. Technology winners in 2012 included enterprise software developer Oracle, software-as-a-service specialist salesforce.com and server virtualization leaderVMware. Gains in the industrials sector were driven by mergers-and-acquisitions activity, as electronic components maker Cooper Industries was acquired by power management company Eaton, driving the stocks of both companies higher.

At times during the year, we successfully employed derivative instruments, writing covered call options to enhance the fund’s yield.

4

Disappointments during 2012 included telecommunications services provider Windstream, which declined after reducing the earnings guidance it provides to analysts. Household goods producer Energizer Holdings suffered a downturn in its personal care products segment. Heart valve maker St. Jude Medical encountered quality control issues affecting two manufacturing facilities.

A Constructive Investment Posture

As we enter 2013, the fiscal cliff deal reached just after year-end delays the decision regarding sequestration and leaves in place the debt ceiling. Ultimately, the decision on the fate of spending austerity in 2013 is now tied closely to the debt ceiling deadline. Spending concerns could persist in the first half of the year as the risk of above-expected austerity in 2013 increases. However, as the fiscal situation is addressed, it is likely that pent-up demand will be released, driving up capital investment and job creation. We should also see improved valuations, and on a longer term basis (2-3+ years), we believe multiples could expand once the market believes U.S. corporate earnings can grow steadily due to a truly sustainable fiscal path.This would likely be accompanied by money leaving the Treasury market.

As always, we continue to utilize a long-term view and remain focused on the strategy’s disciplined research-driven investment approach.

January 15, 2013

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/12
	1 Year	5 Years	10 Years
Initial shares	18.08%	0.88%	6.19%
Service shares	17.77%	0.64%	5.97%
Standard & Poor’s 500
Composite Stock Price Index	15.99%	1.66%	7.10%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, Growth and Income Portfolio on 12/31/02 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares (after any expense reimbursements).The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Growth and Income Portfolio from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.77	$6.08
Ending value (after expenses)	$1,086.60	$1,085.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.62	5.89
Ending value (after expenses)	$1,020.56	1,019.30

† Expenses are equal to the fund’s annualized expense ratio of .91% for Initial Shares and 1.16% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2012

Common Stocks—99.4%	Shares		Value ($)
Automobiles & Components—1.1%
Delphi Automotive	10,810	[a]	413,482
Johnson Controls	13,580		416,906
			830,388
Banks—4.1%
Comerica	12,620		382,891
Fifth Third Bancorp	42,770		649,676
U.S. Bancorp	26,100		833,634
Wells Fargo & Co.	36,090		1,233,556
			3,099,757
Capital Goods—8.7%
Cummins	11,130		1,205,935
Danaher	11,000		614,900
Eaton	24,420		1,323,564
Fluor	9,520		559,205
General Electric	69,520		1,459,225
Honeywell International	10,810		686,111
Precision Castparts	3,570		676,229
			6,525,169
Commercial & Professional Services—.3%
Pitney Bowes	19,190	[b]	204,182
Consumer Durables & Apparel—2.0%
Newell Rubbermaid	33,820		753,171
PVH	3,790		420,728
Under Armour, Cl. A	7,030	[a,b]	341,166
			1,515,065
Consumer Services—2.4%
Carnival	19,004		698,777
Las Vegas Sands	6,870		317,119
Royal Caribbean Cruises	9,670		328,780
Starbucks	8,930		478,827
			1,823,503
Diversified Financials—10.7%
Ameriprise Financial	13,400		839,242
Bank of America	60,690		704,004
Capital One Financial	8,210		475,605
Citigroup	22,560		892,474

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Discover Financial Services	11,240		433,302
Franklin Resources	1,420		178,494
Goldman Sachs Group	3,480		443,909
IntercontinentalExchange	1,430	[a]	177,048
Invesco	15,010		391,611
JPMorgan Chase & Co.	34,116		1,500,081
Moody’s	26,040		1,310,333
T. Rowe Price Group	4,490		292,434
TD Ameritrade Holding	21,780		366,122
			8,004,659
Energy—7.3%
BP, ADR	17,330		721,621
EOG Resources	5,990		723,532
Exxon Mobil	5,790		501,124
National Oilwell Varco	4,230		289,120
Occidental Petroleum	15,720		1,204,309
Phillips 66	4,180		221,958
Schlumberger	15,259		1,057,296
Valero Energy	22,040		752,005
			5,470,965
Food & Staples Retailing—2.4%
CVS Caremark	9,640		466,094
Wal-Mart Stores	10,960		747,801
Whole Foods Market	6,140		560,766
			1,774,661
Food, Beverage & Tobacco—6.7%
Coca-Cola Enterprises	27,780		881,459
ConAgra Foods	24,820		732,190
Kraft Foods Group	15,266		694,145
Mondelez International, Cl. A	10,960		279,151
PepsiCo	20,410		1,396,656
Philip Morris International	12,530		1,048,009
			5,031,610

10

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services—2.4%
Baxter International	8,950		596,607
Cerner	3,840	[a]	298,138
McKesson	9,650		935,664
			1,830,409
Insurance—1.8%
Arthur J. Gallagher & Co	5,340		185,031
Berkshire Hathaway, Cl. B	3,570	[a]	320,229
MetLife	19,730		649,906
Travelers	3,140		225,515
			1,380,681
Materials—6.1%
Dow Chemical	6,160		199,091
Eastman Chemical	11,970		814,558
Freeport-McMoRan Copper & Gold	4,964		169,769
International Paper	14,130		562,939
LyondellBasell Industries, Cl. A	9,730		555,486
Martin Marietta Materials	6,370	[b]	600,564
Monsanto	7,850		743,002
Packaging Corp. of America	8,490		326,610
PPG Industries	4,470		605,015
			4,577,034
Media—5.8%
News, Cl. A	35,030		894,666
Omnicom Group	11,360		567,546
Regal Entertainment Group, Cl. A	29,370	[b]	409,712
Time Warner	15,766		754,088
Viacom, Cl. B	19,200		1,012,608
Walt Disney	13,570		675,650
			4,314,270
Pharmaceuticals, Biotech &
Life Sciences—9.2%
Alexion Pharmaceuticals	4,930	[a]	462,483
Allergan	4,130		378,845

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Biogen Idec	2,910	[a]	426,810
Bristol-Myers Squibb	13,070		425,951
Eli Lilly & Co.	7,370		363,488
Gilead Sciences	9,460	[a]	694,837
Illumina	7,930	[a,b]	440,829
Johnson & Johnson	3,893		272,899
Merck & Co.	13,260		542,864
Onyx Pharmaceuticals	3,240	[a]	244,717
Pfizer	55,370		1,388,680
Sanofi, ADR	12,710		602,200
Vertex Pharmaceuticals	5,200	[a]	218,088
Watson Pharmaceuticals	5,070	[a]	436,020
			6,898,711
Retailing—5.6%
Amazon.com	4,100	[a]	1,029,674
Dick’s Sporting Goods	5,120		232,909
Dollar General	5,290	[a]	233,236
Home Depot	14,590		902,392
Limited Brands	5,520		259,771
Macy’s	13,930		543,549
Nordstrom	5,090		272,315
priceline.com	720	[a]	447,264
Urban Outfitters	7,840	[a]	308,582
			4,229,692
Semiconductors & Semiconductor
Equipment—3.6%
Analog Devices	12,660		532,480
Broadcom, Cl. A	13,210	[a]	438,704
Texas Instruments	46,930		1,452,014
Xilinx	8,110		291,149
			2,714,347
Software & Services—9.0%
Accenture, Cl. A	4,270		283,955
Citrix Systems	4,800	[a]	315,600

12

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Google, Cl. A	1,933	[a]	1,371,212
Intuit	7,260		431,970
LinkedIn, Cl. A	3,190	[a]	366,276
MasterCard, Cl. A	1,280		628,838
Oracle	50,890		1,695,655
Paychex	10,100	[b]	314,514
Red Hat	7,810	[a]	413,618
salesforce.com	2,680	[a]	450,508
Teradata	4,050	[a]	250,655
VMware, Cl. A	2,400	[a,b]	225,936
			6,748,737
Technology Hardware &
Equipment—7.3%
Apple	3,136		1,671,582
Cisco Systems	52,000		1,021,800
EMC	31,570	[a]	798,721
QUALCOMM	31,890		1,977,818
			5,469,921
Telecommunication
Services—1.1%
Vodafone Group, ADR	9,580		241,320
Windstream	66,420	[b]	549,958
			791,278
Transportation—1.7%
FedEx	5,440		498,957
Union Pacific	5,980		751,806
			1,250,763
Total Common Stocks
(cost $65,585,116)			74,485,802

Other Investment—.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $521,545)	521,545	[c]	521,545

The Fund	13

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—3.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,815,141)	2,815,141 [c]	2,815,141
Total Investments (cost $68,921,802)	103.9%	77,822,488
Liabilities, Less Cash and Receivables	(3.9%)	(2,939,548)
Net Assets	100.0%	74,882,940

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At December 31, 2012, the value of the fund’s securities on loan was
$2,778,173 and the value of the collateral held by the fund was $2,815,141.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified Financials	10.7	Semiconductors &
Pharmaceuticals,		Semiconductor Equipment	3.6
Biotech & Life Sciences	9.2	Consumer Services	2.4
Software & Services	9.0	Food & Staples Retailing	2.4
Capital Goods	8.7	Health Care Equipment & Services	2.4
Energy	7.3	Consumer Durables & Apparel	2.0
Technology Hardware & Equipment	7.3	Insurance	1.8
Food, Beverage & Tobacco	6.7	Transportation	1.7
Materials	6.1	Automobiles & Components	1.1
Media	5.8	Telecommunication Services	1.1
Retailing	5.7	Commercial & Professional Services	.3
Money Market Investments	4.5
Banks	4.1		103.9

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,778,173)—Note 1(b):
Unaffiliated issuers	65,585,116	74,485,802
Affiliated issuers	3,336,686	3,336,686
Cash		3,397
Receivable for investment securities sold		123,245
Dividends and securities lending income receivable		110,989
Prepaid expenses		21,840
		78,081,959
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		59,542
Liability for securities on loan—Note 1(b)		2,815,141
Payable for investment securities purchased		225,204
Payable for shares of Beneficial Interest redeemed		80,080
Accrued expenses		19,052
		3,199,019
Net Assets ($)		74,882,940
Composition of Net Assets ($):
Paid-in capital		78,460,692
Accumulated undistributed investment income—net		33,543
Accumulated net realized gain (loss) on investments		(12,511,981)
Accumulated net unrealized appreciation
(depreciation) on investments		8,900,686
Net Assets ($)		74,882,940

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	67,525,192	7,357,748
Shares Outstanding	3,060,109	333,116
Net Asset Value Per Share ($)	22.07	22.09

See notes to financial statements.

The Fund	15

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Income ($):
Income:
Cash dividends (net of $5,181 foreign taxes withheld at source):
Unaffiliated issuers	1,757,337
Affiliated issuers	347
Income from securities lending—Note 1(b)	11,188
Total Income	1,768,872
Expenses:
Investment advisory fee—Note 3(a)	570,473
Professional fees	50,202
Prospectus and shareholders’ reports	27,785
Distribution fees—Note 3(b)	18,902
Custodian fees—Note 3(b)	14,159
Trustees’ fees and expenses—Note 3(c)	6,937
Shareholder servicing costs—Note 3(b)	1,778
Loan commitment fees—Note 2	710
Miscellaneous	19,434
Total Expenses	710,380
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	710,377
Investment Income—Net	1,058,495
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,042,644
Net realized gain (loss) on options transactions	10,852
Net Realized Gain (Loss)	7,053,496
Net unrealized appreciation (depreciation) on investments	4,451,685
Net Realized and Unrealized Gain (Loss) on Investments	11,505,181
Net Increase in Net Assets Resulting from Operations	12,563,676

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
Operations ($):
Investment income—net	1,058,495	984,757
Net realized gain (loss) on investments	7,053,496	7,456,510
Net unrealized appreciation
(depreciation) on investments	4,451,685	(10,575,712)
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,563,676	(2,134,445)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(977,376)	(907,365)
Service Shares	(88,690)	(81,785)
Total Dividends	(1,066,066)	(989,150)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,821,503	2,620,731
Service Shares	146,234	182,174
Dividends reinvested:
Initial Shares	977,376	907,365
Service Shares	88,690	81,785
Cost of shares redeemed:
Initial Shares	(11,257,321)	(12,250,536)
Service Shares	(1,241,906)	(1,746,186)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,465,424)	(10,204,667)
Total Increase (Decrease) in Net Assets	2,032,186	(13,328,262)
Net Assets ($):
Beginning of Period	72,850,754	86,179,016
End of Period	74,882,940	72,850,754
Undistributed investment income—net	33,543	41,114

The Fund	17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2012	2011
Capital Share Transactions:
Initial Shares
Shares sold	85,443	131,161
Shares issued for dividends reinvested	45,325	46,954
Shares redeemed	(532,568)	(620,661)
Net Increase (Decrease) in Shares Outstanding	(401,800)	(442,546)
Service Shares
Shares sold	6,818	8,896
Shares issued for dividends reinvested	4,107	4,230
Shares redeemed	(58,396)	(89,124)
Net Increase (Decrease) in Shares Outstanding	(47,471)	(75,998)

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	18.96	19.76	16.86	13.27	25.42
Investment Operations:
Investment income—net[a]	.30	.25	.20	.19	.13
Net realized and unrealized
gain (loss) on investments	3.12	(.80)	2.91	3.59	(9.53)
Total from Investment Operations	3.42	(.55)	3.11	3.78	(9.40)
Distributions:
Dividends from investment income—net	(.31)	(.25)	(.21)	(.19)	(.13)
Dividends from net realized
gain on investments	—	—	—	—	(2.62)
Total Distributions	(.31)	(.25)	(.21)	(.19)	(2.75)
Net asset value, end of period	22.07	18.96	19.76	16.86	13.27
Total Return (%)	18.08	(2.79)	18.61	28.79	(40.41)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	.89	.88	.88	.85
Ratio of net expenses
to average net assets	.91	.89	.88	.84	.85
Ratio of net investment income
to average net assets	1.42	1.24	1.16	1.32	.66
Portfolio Turnover Rate	48.39	83.28	82.26	113.45	134.81
Net Assets, end of period ($ x 1,000)	67,525	65,629	77,151	83,182	73,919

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	18.98	19.77	16.87	13.28	25.43
Investment Operations:
Investment income—net[a]	.25	.20	.16	.15	.08
Net realized and unrealized
gain (loss) on investments	3.12	(.79)	2.91	3.59	(9.53)
Total from Investment Operations	3.37	(.59)	3.07	3.74	(9.45)
Distributions:
Dividends from investment income—net	(.26)	(.20)	(.17)	(.15)	(.08)
Dividends from net realized
gain on investments	—	—	—	—	(2.62)
Total Distributions	(.26)	(.20)	(.17)	(.15)	(2.70)
Net asset value, end of period	22.09	18.98	19.77	16.87	13.28
Total Return (%)	17.77	(2.99)	18.29	28.44	(40.53)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.16	1.14	1.13	1.13	1.10
Ratio of net expenses
to average net assets	1.16	1.14	1.13	1.09	1.10
Ratio of net investment income
to average net assets	1.17	.99	.91	1.08	.40
Portfolio Turnover Rate	48.39	83.28	82.26	113.45	134.81
Net Assets, end of period ($ x 1,000)	7,358	7,222	9,028	9,997	9,990

a Based on average shares outstanding at each month end.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Growth and Income Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series.The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

22

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analyti-

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

cal data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	72,920,661	—	—	72,920,661
Equity Securities—
Foreign
Common Stocks†	1,565,141	—	—	1,565,141
Mutual Funds	3,336,686	—	—	3,336,686

† See Statement of Investments for additional detailed categorizations.

At December 31, 2011, $267,312 of exchange traded equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

24

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2012, The Bank of New York Mellon earned $4,795 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended December 31, 2012 were as follows:

Affiliated
Investment	Value			Value		Net
Company	12/31/2011 ($)	Purchases ($)	Sales ($)	12/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	268,468	12,578,908	12,325,831	521,545.7

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	12/31/2012	($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	1,727,431		25,468,031	24,380,321	2,815,141		3.8
Total	1,995,899		38,046,939	36,706,152	3,336,686		4.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $33,543, accu-

26

mulated capital losses $12,289,754 and unrealized appreciation $8,757,207. In addition, the fund had $78,748 of capital losses realized after October 31, 2012, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, $2,560,116 of the carryover expires in fiscal year 2016 and $9,729,638 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2012 and December 31, 2011 were as follows: ordinary income $1,066,066 and $989,150, respectively.

(f) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addi-

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

tion, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”).ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares at an annual rate of .25% of the value of the average daily net assets of Service shares. During the period ended December 31, 2012, Service shares were charged $18,902, pursuant to the Distribution Plan.

28

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $462 for transfer agency services and $15 for cash management services. Cash management fees were partially offset by earnings credits of $2. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2012, the fund was charged $14,159 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $35 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended December 31, 2012, the fund was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $47,558, Distribution Plan fees $1,566, custodian fees $6,304, Chief Compliance Officer fees $3,981 and transfer agency fees $133.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended December 31, 2012, amounted to $36,549,685 and $46,194,416, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2012 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying finan-

30

cial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.At December 31, 2012, there were no options outstanding.

The following summarizes the fund’s call/put options written during the period ended December 31, 2012:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2011	—	—
Contracts written	226	12,587
Contracts terminated:
Contracts closed	31	2,294	1,735	559
Contracts expired	195	10,293	—	10,293
Total contracts terminated	226	12,587	1,735	10,852
Contracts Outstanding
December 31, 2012	—	—

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2012:

Average Market Value ($)
Equity options contracts	1,171

At December 31, 2012, the cost of investments for federal income tax purposes was $69,065,281; accordingly, accumulated net unrealized appreciation on investments was $8,757,207, consisting of $10,847,576 gross unrealized appreciation and $2,090,369 gross unrealized depreciation.

The Fund	31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, Growth and Income Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of DreyfusVariable Investment Fund, Growth and Income Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Growth and Income Portfolio at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 13, 2013

32

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2012 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2013 of the percentage applicable to the preparation of their 2012 income tax returns.

The Fund	33

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	151,161,716		5,464,193
Robin A. Melvin†	151,549,664		5,076,245
Philip L. Toia†	150,421,381		6,204,528

† Each new Board Member’s term commenced on September 1, 2012.
In addition Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the Company.

34

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 151
———————
Peggy C. Davis (69)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 70

The Fund	35

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2012)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 97
———————
Dr. Martin Peretz (73)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (2012)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

36

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

The Fund	37

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 177 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and SeniorVice President, Citi Global Wealth Management. He is an officer of 66 investment companies (comprised of 173 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

38

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
International
Equity Portfolio

ANNUAL REPORT December 31, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Important Tax Information
34	Proxy Results
35	Information About the Renewal of the Fund’s Investment Advisory and Sub-Investment Advisory Agreements
40	Board Members Information
42	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Equity Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, International Equity Portfolio, covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In retrospect, 2012 was notable for the global equity markets’ resilience in the face of some tough macroeconomic challenges. Worries regarding sluggish employment growth, weak housing markets and Congressional gridlock weighed on investor sentiment in the United States at times during the year, yet U.S. stocks posted respectable gains, on average.An ongoing debt crisis led to recessionary conditions in Europe, particularly for some of the continent’s more peripheral nations, but aggressive actions from monetary policymakers helped some European stock markets produce double-digit returns.While China’s economy slowed in response to inflation-fighting measures, officials there appeared to have engineered a “soft landing,” and Chinese stocks generally ended the year with positive absolute returns.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The global economy seems likely to benefit from Europe’s ongoing efforts to support its banking system and common currency, and by China’s moves toward more stimulative fiscal policies under new government leadership. In the United States, greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery could support modestly higher rates of economic growth.We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by Paul Markham, Lead Portfolio Manager of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, Dreyfus Variable Investment Fund, International Equity Portfolio’s Initial shares produced a total return of 23.15%, and its Service shares produced a total return of 22.83%.1 This compares with a 17.32% return for the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

Despite bouts of volatility, a more stable macroeconomic environment helped drive stocks higher in 2012.The fund produced higher returns than its benchmark, primarily due to stock selection in Japan.

The Fund’s Investment Approach

The fund seeks to achieve long-term capital growth by investing primarily in stocks of foreign companies.

The process of seeking investment ideas takes place within the framework of Newton’s global investment themes.These themes are based on observable economic, industrial or social trends that we believe will affect markets, industries or companies globally, and so help to identify areas of investment opportunity and risk. Such themes currently include deleverage, which asserts that certain economies and institutions need to reduce their budget deficits and pay down debt burdens, which jeopardizes their economic prospects (and provides the rationale for the portfolio’s underweighted exposure to the financial sector). Elsewhere, our networked world theme identifies the investment opportunities and challenges inherent in the growth of information technology and data communication around the world.

When choosing stocks, we consider trends in economic variables, such as gross domestic product,inflation and interest rates; investment themes, such as networked world and deleverage; the relative values of equities, bonds and cash; company fundamentals; and long-term trends in currency movements.Within markets and sectors determined to be relatively attractive, we seek what we believe are attractively priced companies that

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

possess a sustainable competitive advantage in their market or sector. Securities are generally sold when themes or strategies change, when we determine that the company’s prospects have changed, or when a stock reaches what we determine to be a full valuation.

Macroeconomic Conditions Improved

Several global developments drove international stocks higher during 2012. An aggressively accommodative monetary policy in Europe helped forestall a more severe banking crisis, and assurances from the head of the European Central Bank restored confidence in the euro. Policymakers engineered a soft landing for China’s economy, a major engine of global growth. In the United States, stronger employment and housing trends lifted consumer confidence and supported exports to the world’s largest economy. Later in the year, Japanese equities rallied in anticipation of a new government’s efforts to allow currency depreciation in order to bolster its domestic economy.

However, the markets’ advance proved choppy, with sharp declines in the spring stemming from disappointing economic data in China and resistance to fiscal austerity measures in some European countries. Volatility spiked again in the fall, when the world worried about the potential impact on the global economy of automatic tax hikes and spending cuts in the United States. Nonetheless, the MSCI EAFE Index ended the year with double-digit gains.

Security Selections Drove Strong Performance

Our investment process proved effective during 2012. Relative performance was especially robust in Japan, where reconstruction following the 2011 earthquake and tsunami buoyed companies such as financial services firm Nomura Holdings. The fund’s results in the United Kingdom also exceeded market averages.

From an industry group standpoint, the consumer staples and financials sectors led the fund’s advance. Most notably, the fund outperformed the strong rally in European financials, despite a sector underweight, due to positive stock selection in the sector on a global basis. In addition, Canadian energy producer Nexen was acquired by China’s state-owned oil company at a substantial premium to its stock price at the time. Investors responded positively when Belgian brewer Anheuser Busch Inbev purchased a Mexican beer maker. Chinese baby products company Biostime International Holdings expanded its reach and customer base within the domestic

4

market. U.K. banking giant Royal Bank of Scotland Group divested non-core assets as regulatory pressures eased.

The fund achieved less favorable results in the materials and information technology sectors.The stock price of gold producer Newcrest Mining failed to advance with bullion prices. Brazilian oil company Petrobras struggled when it was not permitted to pass along higher input costs to consumers. Japanese electronics company Toshiba encountered weak demand and lack of pricing power. In other areas,Telekomunikacja Polska lost market share amid rising competitive pressures.

A More Constructive Posture

We have been encouraged by recent macroeconomic news, leading us to reduce the fund’s underweighted position in the financials sector and maintain modestly overweighted positions among consumer staples and health care stocks. However, we remain cautious regarding longer-term economic pressures, including the possibility of rising inflation.Therefore, we have retained our emphasis on higher quality companies with healthy balance sheets that, in our judgment, can withstand bouts of negative economic sentiment.

January 15, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, International Equity Portfolio made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries. Investors cannot invest directly in an index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/12
	1 Year	5 Years	10 Years
Initial shares	23.15%	–3.50%	9.46%
Service shares	22.83%	–3.76%	9.18%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	17.32%	–3.69%	8.21%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, International Equity Portfolio on 12/31/02 to a $10,000 investment made in the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Equity Portfolio from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$6.20	$$7.55
Ending value (after expenses)	$1,146.20	$$1,144.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.84	$$7.10
Ending value (after expenses)	$1,019.36	$$1,018.10

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Initial Shares and 1.40% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2012

Common Stocks—97.9%	Shares	Value ($)
Australia—2.7%
Newcrest Mining	15,616	364,588
Santos	33,547	392,888
WorleyParsons	11,179	275,778
		1,033,254
Belgium—2.2%
Anheuser-Busch InBev	9,430	824,079
Brazil—2.6%
CCR	22,859	216,771
International Meal Co. Holdings	24,368	301,403
Vale, ADR	21,832	457,599
		975,773
Canada—1.6%
Barrick Gold	9,458	331,082
Nexen	9,950	265,780
		596,862
China—1.6%
Biostime International Holdings	106,409	333,604
Mindray Medical International, ADR	8,535	279,095
		612,699
France—4.3%
Air Liquide	4,940	619,067
L’Oreal	2,860	399,516
Total	11,816	611,570
		1,630,153
Germany—4.8%
Bayer	7,238	687,342
Brenntag	2,230	292,974
Fresenius Medical Care & Co.	6,636	458,498
Gerry Weber International	7,749	373,978
		1,812,792
Hong Kong—7.1%
AIA Group	153,600	612,164
Belle International Holdings	235,000	518,978
China Mobile	51,500	603,263

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Jardine Matheson Holdings	10,000		621,908
Man Wah Holdings	390,800		332,832
			2,689,145
Italy—2.2%
Eni	23,730		585,411
Intesa Sanpaolo	143,352		248,001
			833,412
Japan—26.5%
Asahi Group Holdings	18,900		400,626
CALBEE	2,400		168,934
Daiichi Sankyo	14,238		218,404
Don Quijote	18,100		663,086
FANUC	2,700		502,102
INPEX	51		272,180
Japan Airlines	5,768	[a]	246,882
Japan Tobacco	25,600		721,707
Lawson	5,100		346,664
Makita	14,400		669,778
Mitsubishi Estate	28,000		669,377
NGK Spark Plug	21,000		279,076
Nissan Motor	68,800		653,012
Nomura Holdings	142,500		841,359
Shiseido	33,700		473,905
Softbank	15,500		567,172
Sugi Holdings	13,400		470,792
Towa Pharmaceutical	7,500		392,414
Toyota Motor	31,200		1,456,309
			10,013,779
Mexico—.7%
Grupo Financiero Santander Mexico, Cl. B, ADR	16,945	[a]	274,170
Norway—1.6%
DNB	46,823		596,849

10

Common Stocks (continued)	Shares		Value ($)
Philippines—.7%
Energy Development	1,523,900		250,786
Poland—.1%
Telekomunikacja Polska	6,401		25,356
Sweden—1.2%
TeliaSonera	69,415		472,821
Switzerland—13.0%
Actelion	4,787	[a]	229,938
Nestle	19,115		1,245,803
Novartis	16,182		1,024,507
Roche Holding	6,416		1,307,099
Syngenta	1,682		678,490
Zurich Insurance Group	1,617	[a]	432,372
			4,918,209
Thailand—3.6%
Bangkok Bank	123,100		843,452
Bangkok Dusit Medical Services	140,765		524,797
			1,368,249
United Kingdom—21.4%
Aberdeen Asset Management	84,519		501,189
Associated British Foods	13,809		351,496
BHP Billiton	28,783		1,011,425
British American Tobacco	13,687		693,524
Centrica	126,757		688,597
Compass Group	24,353		288,019
GlaxoSmithKline	28,865		626,708
Imagination Technologies Group	43,641	[a]	282,981
Ophir Energy	42,041	[a]	350,240
Prudential	29,024		404,982
Rio Tinto	16,303		950,021
Royal Bank of Scotland Group	105,691	[a]	569,241
SSE	19,619		453,419
Standard Chartered	19,784		501,501

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Wolseley	8,989	427,259
		8,100,602
Total Common Stocks
(cost $31,739,928)		37,028,990

Preferred Stocks—.8%
Brazil
Petroleo Brasileiro
(cost $489,492)	31,652	306,202

Other Investment—.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $300,000)	300,000 [b]	300,000
Total Investments (cost $32,529,420)	99.5%	37,635,192
Cash and Receivables (Net)	.5%	171,146
Net Assets	100.0%	37,806,338

ADR—American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Goods	25.3	Industrial	4.7
Financial	17.2	Telecommunications	4.4
Basic Materials	14.2	Utilities	3.7
Health Care	13.4	Money Market Investment	.8
Oil & Gas	8.1	Technology	.7
Consumer Services	7.0		99.5

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	32,229,420	37,335,192
Affiliated issuers	300,000	300,000
Cash		94,306
Cash denominated in foreign currencies	20,244	20,281
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		120,432
Dividends receivable		75,506
Receivable for investment securities sold		5,843
Prepaid expenses		20,422
		37,971,982
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		42,661
Payable for shares of Beneficial Interest redeemed		108,956
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		92
Accrued expenses		13,935
		165,644
Net Assets ($)		37,806,338
Composition of Net Assets ($):
Paid-in capital		47,117,891
Accumulated undistributed investment income—net		805,506
Accumulated net realized gain (loss) on investments		(15,343,024)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		5,225,965
Net Assets ($)		37,806,338

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	28,057,793	9,748,545
Shares Outstanding	1,664,215	579,133
Net Asset Value Per Share ($)	16.86	16.83
See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Income ($):
Income:
Cash dividends (net of $99,292 foreign taxes withheld at source):
Unaffiliated issuers	1,201,776
Affiliated issuers	504
Total Income	1,202,280
Expenses:
Investment advisory fee—Note 3(a)	309,833
Professional fees	59,075
Custodian fees—Note 3(b)	25,365
Distribution fees—Note 3(b)	23,849
Prospectus and shareholders’ reports	17,671
Trustees’ fees and expenses—Note 3(c)	2,554
Shareholder servicing costs—Note 3(b)	1,396
Interest expense—Note 2	1,087
Loan commitment fees—Note 2	390
Miscellaneous	18,587
Total Expenses	459,807
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	459,805
Investment Income—Net	742,475
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	597,925
Net realized gain (loss) on forward foreign currency exchange contracts	(40,947)
Net Realized Gain (Loss)	556,978
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	6,910,124
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	130,389
Net Urealized Appreciation (Depreciation)	7,040,513
Net Realized and Unrealized Gain (Loss) on Investments	7,597,491
Net Increase in Net Assets Resulting from Operations	8,339,966
See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
Operations ($):
Investment income—net	742,475	684,276
Net realized gain (loss) on investments	556,978	4,297,482
Net unrealized appreciation
(depreciation) on investments	7,040,513	(12,283,803)
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,339,966	(7,302,045)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(158,811)	(935,584)
Service Shares	(13,890)	(239,508)
Total Dividends	(172,701)	(1,175,092)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,507,272	3,442,961
Service Shares	712,306	944,711
Dividends reinvested:
Initial Shares	158,811	935,584
Service Shares	13,890	239,508
Cost of shares redeemed:
Initial Shares	(15,136,857)	(12,030,624)
Service Shares	(2,352,465)	(3,581,111)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(13,097,043)	(10,048,971)
Total Increase (Decrease) in Net Assets	(4,929,778)	(18,526,108)
Net Assets ($):
Beginning of Period	42,736,116	61,262,224
End of Period	37,806,338	42,736,116
Undistributed investment income—net	805,506	144,886

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2012	2011
Capital Share Transactions:
Initial Shares
Shares sold	234,014	222,380
Shares issued for dividends reinvested	10,292	57,292
Shares redeemed	(1,002,201)	(744,276)
Net Increase (Decrease) in Shares Outstanding	(757,895)	(464,604)
Service Shares
Shares sold	46,155	60,669
Shares issued for dividends reinvested	900	14,667
Shares redeemed	(155,779)	(229,570)
Net Increase (Decrease) in Shares Outstanding	(108,724)	(154,234)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total return do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	13.75	16.44	15.19	12.75	23.12
Investment Operations:
Investment income—net[a]	.28	.21	.22	.28	.30
Net realized and unrealized
gain (loss) on investments	2.90	(2.57)	1.28	2.71	(9.70)
Total from Investment Operations	3.18	(2.36)	1.50	2.99	(9.40)
Distributions:
Dividends from
investment income—net	(.07)	(.33)	(.25)	(.55)	(.34)
Dividends from net realized
gain on investments	—	—	—	—	(.63)
Total Distributions	(.07)	(.33)	(.25)	(.55)	(.97)
Net asset value, end of period	16.86	13.75	16.44	15.19	12.75
Total Return (%)	23.15	(14.68)	10.03	25.26	(42.22)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06	1.10	1.06	1.12	1.10
Ratio of net expenses
to average net assets	1.06	1.10	1.06	1.12	1.08
Ratio of net investment income
to average net assets	1.88	1.35	1.47	2.12	1.62
Portfolio Turnover Rate	45.03	56.20	63.67	104.15	99.61
Net Assets, end of period ($ x 1,000)	28,058	33,297	47,443	45,507	37,360

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Service Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	13.72	16.41	15.17	12.72	23.06
Investment Operations:
Investment income—net[a]	.23	.17	.18	.25	.24
Net realized and unrealized
gain (loss) on investments	2.90	(2.57)	1.28	2.71	(9.66)
Total from Investment Operations	3.13	(2.40)	1.46	2.96	(9.42)
Distributions:
Dividends from investment income—net	(.02)	(.29)	(.22)	(.51)	(.29)
Dividends from net realized
gain on investments	—	—	—	—	(.63)
Total Distributions	(.02)	(.29)	(.22)	(.51)	(.92)
Net asset value, end of period	16.83	13.72	16.41	15.17	12.72
Total Return (%)	22.83	(14.91)	9.74	24.89	(42.36)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.31	1.35	1.31	1.37	1.35
Ratio of net expenses
to average net assets	1.31	1.35	1.31	1.37	1.34
Ratio of net investment income
to average net assets	1.53	1.09	1.23	1.91	1.33
Portfolio Turnover Rate	45.03	56.20	63.67	104.15	99.61
Net Assets, end of period ($ x 1,000)	9,749	9,439	13,819	13,651	11,639

a Based on average shares outstanding at each month end.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Equity Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series.The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser. Newton is also a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

22

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	1,010,863	36,018,127	††	—	37,028,990
Mutual Funds	300,000	—		—	300,000
Preferred Stocks†	—	306,202	††	—	306,202
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	120,432		—	120,432
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(92)		—	(92)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

At December 31, 2011, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended December 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	12/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	520,000		8,870,000	9,090,000	300,000.8

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

24

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,109,508, accumulated capital losses $15,236,830 and unrealized appreciation $4,815,769.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, $3,155,881 of the carryover expires in fiscal year 2016 and $11,809,999 expires in fiscal year 2017.The fund has $270,950 of post-enactment short-term capital losses which can be carried forward for unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2012 and December 31, 2011 were as follows: ordinary income $172,701 and $1,175,092, respectively.

During the period ended December 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency exchange gains and losses and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $90,846 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those enti-

26

ties that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”).ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A. was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2012 was approximately $91,800 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets
0 up to $100 million	.35%
$100 million up to $1 billion	.30%
$1 billion up to $1.5 billion	.26%
In excess of $1.5 billion	.20%

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2012, Service shares were charged $23,849 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $238 for transfer agency services and $8 for cash management services.

28

Cash management fees were partially offset by earnings credits of $1. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2012, the fund was charged $25,365 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $19 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended December 31, 2012, the fund was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $23,707, Distribution Plan fees $2,033, custodian fees $12,868, Chief Compliance Officer fees $3,981 and transfer agency fees $72.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2012, amounted to $18,284,087 and $30,439,733, respectively.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2012 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at December 31, 2012:

Forward	Foreign				Unrealized
Foreign Currency	Currency				Appreciation
Exchange Contracts	Amounts	Proceeds		Value ($) (Depreciation) ($)
Sales:
British Pound,
Expiring
1/3/2013 [a]	11,466	18,535	USD	18,625	(90)
Japanese Yen,
Expiring:
3/15/2013 [b]	61,976,000	904,495	SGD	715,797	24,597
4/15/2013 [c]	61,976,000	740,866	USD	715,988	24,878
5/15/2013 [c]	61,976,000	4,948,764	SEK	716,171	42,634
6/14/2013 [c]	61,976,000	563,303	EUR	716,354	28,323

30

Forward	Foreign				Unrealized
Foreign Currency	Currency				Appreciation
Exchange Contracts	Amounts	Proceeds		Value ($)	(Depreciation) ($)
Sales (continued):
Polish Zloty,
Expiring
1/3/2013[a]	6,058	1,956	USD	1,958	(2)
Gross Unrealized
Appreciation					120,432
Gross Unrealized
Depreciation					(92)

EUR—Euro
SEK—Swedish Krona
SGD—Singapore Dollar
USD—U.S. Dollar
Counterparties:
a Royal Bank of Scotland
b Barclays Bank
c JPMorgan Chase & Co.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2012:

Average Market Value ($)
Forward contracts	1,821,486

At December 31, 2012, the cost of investments for federal income tax purposes was $32,818,036; accordingly, accumulated net unrealized appreciation on investments was $4,817,156, consisting of $6,065,383 gross unrealized appreciation and $1,248,227 gross unrealized depreciation.

The Fund	31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, International Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of DreyfusVariable Investment Fund, International Equity Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, International Equity Portfolio at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 13, 2013

32

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended December 31, 2012:

—the total amount of taxes paid to foreign countries was $86,832

—the total amount of income sourced from foreign countries was $1,301,264.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2012 calendar year with Form 1099-DIV which will be mailed in early 2013.

The Fund	33

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	151,161,716		5,464,193
Robin A. Melvin†	151,549,664		5,076,245
Philip L. Toia†	150,421,381		6,204,528

† Each new Board Member’s term commenced on September 1, 2012.
In addition Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the Company.

34

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on September 13, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended July 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for four of the six periods but below the Performance Universe median for most of the periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was equal to or better than the performance of the index in seven of the ten calendar years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe

36

funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

38

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements through March 30, 2013 was in the best interests of the fund and its shareholders.

The Fund	39

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 151
———————
Peggy C. Davis (69)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia
University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 70

40

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from
January 2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2012)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 97
———————
Dr. Martin Peretz (73)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (2012)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund	41

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

42

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 177 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 66 investment companies (comprised of 173 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

The Fund	43

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
International Value
Portfolio

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May LoseValue

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	UnderstandingYour Fund’s Expenses
8	ComparingYour Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Important Tax Information
34	Proxy Results
35	Information About the Renewal of the Fund’s Investment Advisory Agreement
40	Board Members Information
42	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Value Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, International Value Portfolio, covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In retrospect, 2012 was notable for the global equity markets’ resilience in the face of some tough macroeconomic challenges. Worries regarding sluggish employment growth, weak housing markets and Congressional gridlock weighed on investor sentiment in the United States at times during the year, yet U.S. stocks posted respectable gains, on average.An ongoing debt crisis led to recessionary conditions in Europe, particularly for some of the continent’s more peripheral nations, but aggressive actions from monetary policymakers helped some European stock markets produce double-digit returns. While China’s economy slowed in response to inflation-fighting measures, officials there appeared to have engineered a “soft landing,” and Chinese stocks generally ended the year with positive absolute returns.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The global economy seems likely to benefit from Europe’s ongoing efforts to support its banking system and common currency, and by China’s moves toward more stimulative fiscal policies under new government leadership. In the United States, greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery could support modestly higher rates of economic growth.We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by D. Kirk Henry, Primary Portfolio Manager; Carolyn Kedersha,Warren Skillman and Clifford Smith, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, Dreyfus Variable Investment Fund, InternationalValue Portfolio’s Initial shares produced a total return of 12.67%, and its Service shares produced a total return of 12.42%.1 This compares with a 17.32% return for the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

Easing economic uncertainties in Europe, the United States, and the emerging markets drove international stocks higher in 2012. The fund produced lower returns than its benchmark, mainly due to disappointing stock selections in France, Finland, Belgium, and the United Kingdom.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests in stocks of foreign companies that we consider to be value companies.The fund may invest in companies of any size, and may also invest in companies located in emerging markets. Our investment approach is value-oriented and research-driven. When selecting stocks, we conduct extensive quantitative and fundamental research that emphasizes individual stock selection rather than economic and industry trends. We focus on how a stock is valued relative to its intrinsic worth, the company’s underlying business health as measured by return on assets and return on equity, and the presence of a catalyst that may trigger an increase in the stock price.

Macroeconomic Developments Fueled Market Gains

The year 2012 began in the midst of a global market rally as investors responded positively to improving U.S. employment trends, lower inflation in emerging markets, and hopes that measures implemented by European policymakers would prevent fiscal instability from spreading from Greece to other nations in the region. However, in the spring, election results in Greece and growing disarray in Spain’s banking system

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

cast the political viability of the European bailout plan into doubt. As investor confidence ebbed, stocks declined, a trend exacerbated by moderating employment gains in the United States and sluggish growth in China.

Equities generally rebounded over the summer, buoyed by comments from European Central Bank president Mario Draghi regarding the institution’s commitment to supporting the region’s currency, and by China’s apparent success in engineering a soft economic landing. Stocks dipped in November when a contentious debate intensified regarding automatic tax increases and spending cuts in the United States, but improving global economic data and expectations of a resolution to the U.S. budget impasse enabled international stocks to resume their rally as the year came to a close.

Some Stock Selections Weighed on Relative Results

Although the fund participated to a significant degree in the MSCI EAFE Index’s 2012 gains, its investments in France lagged market averages, as the benefits of overweighted exposure to a stronger performing country were offset by weak stock selections, such as France Telecom. In Finland, handset maker Nokia lost value when the company encountered difficulties in the increasingly essential smartphone market. Belgian grocery chain operator Delhaize Group lost ground in response to rising costs. Finally, in the United Kingdom, mining companies Lonmin and Anglo American encountered weakening industrial demand, and grocery chain Tesco reduced earnings guidance as it invested in programs to improve its merchandising efforts. Other laggards included German lighting maker Aixtron and Japanese steel parts maker Tokyo Steel Manufacturing.

On a more positive note, the fund’s investments in China, a country not represented in the benchmark, were driven higher by China Railway Group and Huaneng Power International. In the Netherlands, favorable individual stock selections in companies such as diversified conglomerate Koninklijke Philips Electronics and financial group Aegon produced positive results compared to the benchmark. Financial companies, such as DBS Group Holdings, led the fund’s performance in Singapore, while a diverse assortment of holdings performed notably well in Japan, including industrial firm LIXIL Group, consumer staples company Matsumotokiyoshi Holdings, and financial services providers Sumitomo Mitsui Financial Group, Mitsubishi UFJ Financial Group and Nomura Holdings.A few holdings in other markets also delivered markedly strong

4

returns, including Italian aerospace manufacturer Finmeccanica and several pharmaceutical developers and medical device makers. The fund’s relative performance further benefited from underweighted exposure to the troubled Spanish market.

Positioned for Value to Return to Favor

While some uncertainties remain concerning the key issues that unsettled markets in 2012, we believe that the most serious potential consequences of ongoing macroeconomic headwinds in Europe, the United States, and China have been averted. Since the fund has tended to deliver strong relative performance during periods of early cycle recoveries and global GDP reacceleration marked by longer investor time horizons, we are optimistic that its investments will respond well to further improvements in the global economic climate. As of year-end, we have found a relatively large number of value-oriented opportunities in Japan and certain emerging markets, but we have identified fewer such opportunities in Europe.

January 15, 2013

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 31, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/12
	1 Year	5 Years	10 Years
Initial shares	12.67%	–4.66%	6.30%
Service shares	12.42%	–4.91%	6.08%
Morgan Stanley Capital International
Europe, Australasia, Far East Index	17.32%	–3.69%	8.21%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, International Value Portfolio on 12/31/02 to a $10,000 investment made in the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.The performance figures for each share class reflect certain expense reimbursements, without which the performance of each share class would have been lower.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares (after any expense reimbursements).The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Value Portfolio from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.97	$7.30
Ending value (after expenses)	$1,137.90	$1,136.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.63	$6.90
Ending value (after expenses)	$1,019.56	$1,018.30

† Expenses are equal to the fund’s annualized expense ratio of 1.11% for Initial Shares and 1.36% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2012

Common Stocks—98.7%	Shares		Value ($)
Australia—3.2%
Australia & New Zealand Banking Group	25,101		657,169
Primary Health Care	143,693		600,448
QBE Insurance Group	84,550		967,730
			2,225,347
Belgium—1.3%
Delhaize Group	22,580		904,451
Brazil—1.8%
Banco Santander Brasil, ADS	80,050		581,964
Petroleo Brasileiro, ADR	33,970		661,396
			1,243,360
China—2.5%
Beijing Capital International Airport, Cl. H	164,000		118,612
China Railway Group, Cl. H	443,000		260,711
Foxconn International Holdings	570,000	[a]	278,184
Guangzhou Automobile Group, Cl. H	546,272		490,789
Huaneng Power International, Cl. H	144,000		133,624
PetroChina, ADR	2,940		422,713
			1,704,633
France—12.2%
Alstom	16,180		663,011
Carrefour	47,217		1,222,712
Cie de St-Gobain	14,110		603,750
Danone	15,100		997,657
EDF	18,410		345,047
France Telecom	48,700		545,375
GDF Suez	30,798		634,563
Sanofi	12,217		1,158,608
Societe Generale	16,012	[a]	602,282
Total	32,090		1,660,908
			8,433,913
Germany—8.8%
Aixtron	36,630		430,164
Allianz	4,440		615,106
Bayer	3,260		309,580
Celesio	36,730		632,553
Daimler	18,084		988,201

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Deutsche Bank	19,830		863,949
Deutsche Telekom	29,630		336,635
E.ON	26,420		492,011
Muenchener Rueckversicherungs	2,970		533,247
Siemens	8,540		928,214
			6,129,660
Hong Kong—2.6%
Esprit Holdings	669,744		936,426
Hang Seng Bank	44,200		682,817
Pacific Basin Shipping	387,000		219,956
			1,839,199
India—.7%
Reliance Industries, GDR	15,870[b]		484,352
Israel—1.4%
Teva Pharmaceutical Industries, ADR	25,680		958,891
Italy—2.3%
Eni	12,605		310,961
Finmeccanica	68,396	[a]	396,389
Saras	681,150	[a]	892,147
			1,599,497
Japan—24.0%
Denso	17,800		619,350
East Japan Railway	4,200		271,557
Fujitsu	153,000		642,397
INPEX	119		635,085
Kao	28,300		737,340
LIXIL Group	16,400		365,211
Matsumotokiyoshi Holdings	11,400		269,154
Mitsubishi UFJ Financial Group	291,900		1,570,755
Nippon Electric Glass	79,000		448,867
Nippon Express	131,000		541,080
Nippon Shokubai	11,000		112,148
Nomura Holdings	56,200		331,820
Nomura Research Institute	26,100		540,275
Omron	30,100		721,738
Ricoh	76,700		814,857

10

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Shimachu	30,400		635,905
Shimamura	3,400		329,265
Shin-Etsu Chemical	10,860		663,323
Sumitomo Mitsui Financial Group	23,700		860,998
Sumitomo Mitsui Trust Holdings	148,240		520,834
Taiyo Nippon Sanso	115,000		656,940
Tokyo Electron	13,000		598,171
Toyota Motor	42,700		1,993,089
Yamaha Motor	50,700		561,990
Yamato Holdings	51,700		786,125
Yaskawa Electric	42,000		405,070
			16,633,344
Netherlands—2.8%
Aegon	61,828		394,020
Koninklijke Philips Electronics	40,224		1,079,147
Royal Dutch Shell, Cl. A	14,433		496,240
			1,969,407
Norway—1.3%
Norsk Hydro	85,226		434,171
Orkla	53,780		470,833
			905,004
Russia—.6%
Gazprom, ADR	41,960		396,942
Singapore—1.9%
DBS Group Holdings	44,282		542,070
Oversea-Chinese Banking	96,000		772,383
			1,314,453
South Africa—.9%
Murray & Roberts Holdings	95,017	[a]	278,361
Standard Bank Group	22,426		317,324
			595,685
South Korea—2.7%
KB Financial Group	3,090	[a]	110,252
KB Financial Group, ADR	13,709		492,153
Korea Electric Power	13,720	[a]	391,434
Korea Electric Power, ADR	21,430		299,377

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
Korea Exchange Bank	51,490	[a]	368,403
SK Telecom, ADR	11,860		187,744
			1,849,363
Sweden—2.8%
Ericsson, Cl. B	115,780		1,164,546
Svenska Cellulosa, Cl. B	36,710		803,606
			1,968,152
Switzerland—8.1%
Adecco	8,360	[a]	443,128
Clariant	40,570	[a]	552,814
Novartis	32,529		2,059,460
Roche Holding	7,260		1,479,043
UBS	66,514	[a]	1,046,011
			5,580,456
Taiwan—.9%
Hon Hai Precision Industry	113,300		349,269
United Microelectronics	703,120		284,445
			633,714
United Kingdom—15.9%
Anglo American	45,475		1,451,638
BP	181,903		1,260,369
Direct Line Insurance Group	68,570		239,794
Home Retail Group	204,742		422,571
HSBC Holdings	251,549		2,660,604
Resolution	238,837		953,416
Royal Dutch Shell, Cl. A	33,689		1,190,391
Smith & Nephew	54,042		598,066
Tesco	74,337		408,359
Unilever	17,453		662,481
Vodafone Group	454,982		1,144,225
			10,991,914
Total Common Stocks
(cost $79,368,668)			68,361,737

12

Other Investment—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $108,000)	108,000 [c]	108,000

Total Investments (cost $79,476,668)	98.9%	68,469,737
Cash and Receivables (Net)	1.1%	758,206
Net Assets	100.0%	69,227,943

ADR—American Depository Receipts
ADS—American Depository Shares
GDR—Global Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2012, this security amounted to $484,352 or .7% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	24.1	Consumer Staples	8.7
Energy	12.1	Materials	5.6
Health Care	11.3	Utilities	3.3
Industrial	10.7	Telecommunication Services	3.2
Consumer Discretionary	10.1	Money Market Investment	.2
Information Technology	9.6		98.9

† Based on net assets.
See notes to financial statements.

The Fund	13

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	79,368,668	68,361,737
Affiliated issuers	108,000	108,000
Cash		27,104
Cash denominated in foreign currencies	408,609	407,418
Receivable for investment securities sold		594,227
Dividends receivable		146,667
Prepaid expenses		20,726
		69,665,879
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		87,592
Payable for shares of Beneficial Interest redeemed		310,671
Payable for investment securities purchased		23,127
Accrued expenses		16,546
		437,936
Net Assets ($)		69,227,943
Composition of Net Assets ($):
Paid-in capital		114,512,819
Accumulated undistributed investment income—net		1,361,048
Accumulated net realized gain (loss) on investments		(35,637,640)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(11,008,284)
Net Assets ($)		69,227,943

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	35,568,020	33,659,923
Shares Outstanding	3,620,591	3,427,917
Net Asset Value Per Share ($)	9.82	9.82

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Income ($):
Income:
Cash dividends (net of $225,365 foreign taxes withheld at source):
Unaffiliated issuers	2,273,225
Affiliated issuers	1,213
Total Income	2,274,438
Expenses:
Investment advisory fee—Note 3(a)	690,054
Distribution fees—Note 3(b)	79,968
Custodian fees—Note 3(b)	63,071
Professional fees	55,509
Prospectus and shareholders’ reports	32,077
Trustees’ fees and expenses—Note 3(c)	8,256
Shareholder servicing costs—Note 3(b)	4,923
Interest expense—Note 2	924
Loan commitment fees—Note 2	648
Miscellaneous	24,670
Total Expenses	960,100
Less—reduction in expenses due to undertaking—Note 3(a)	(60,922)
Less—reduction in fees due to earnings credits—Note 3(b)	(23)
Net Expenses	899,155
Investment Income—Net	1,375,283
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(8,785,499)
Net realized gain (loss) on forward foreign currency exchange contracts	(15,357)
Net Realized Gain (Loss)	(8,800,856)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	15,489,654
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	48
Net Unrealized Appreciation (Depreciation)	15,489,702
Net Realized and Unrealized Gain (Loss) on Investments	6,688,846
Net Increase in Net Assets Resulting from Operations	8,064,129

See notes to financial statements.

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
Operations ($):
Investment income—net	1,375,283	1,981,960
Net realized gain (loss) on investments	(8,800,856)	4,831,389
Net unrealized appreciation
(depreciation) on investments	15,489,702	(23,466,185)
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,064,129	(16,652,836)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(1,233,550)	(1,098,099)
Service Shares	(798,364)	(855,198)
Total Dividends	(2,031,914)	(1,953,297)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,771,652	10,351,325
Service Shares	6,915,742	6,541,873
Dividends reinvested:
Initial Shares	1,233,550	1,098,099
Service Shares	798,364	855,198
Cost of shares redeemed:
Initial Shares	(14,788,953)	(20,126,658)
Service Shares	(10,092,970)	(14,959,209)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(10,162,615)	(16,239,372)
Total Increase (Decrease) in Net Assets	(4,130,400)	(34,845,505)
Net Assets ($):
Beginning of Period	73,358,343	108,203,848
End of Period	69,227,943	73,358,343
Undistributed investment income—net	1,361,048	1,993,211

16

	Year Ended December 31,
	2012	2011
Capital Share Transactions:
Initial Shares
Shares sold	627,063	973,051
Shares issued for dividends reinvested	128,361	96,749
Shares redeemed	(1,660,345)	(1,827,409)
Net Increase (Decrease) in Shares Outstanding	(904,921)	(757,609)
Service Shares
Shares sold	761,446	640,635
Shares issued for dividends reinvested	82,904	75,282
Shares redeemed	(1,081,091)	(1,420,356)
Net Increase (Decrease) in Shares Outstanding	(236,741)	(704,439)

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	8.96	11.21	10.92	8.79	17.43
Investment Operations:
Investment income—net[a]	.20	.24	.18	.17	.34
Net realized and unrealized
gain (loss) on investments	.93	(2.26)	.30	2.35	(5.94)
Total from Investment Operations	1.13	(2.02)	.48	2.52	(5.60)
Distributions:
Dividends from investment income—net	(.27)	(.23)	(.19)	(.39)	(.35)
Dividends from net realized
gain on investments	—	—	—	—	(2.69)
Total Distributions	(.27)	(.23)	(.19)	(.39)	(3.04)
Net asset value, end of period	9.82	8.96	11.21	10.92	8.79
Total Return (%)	12.67	(18.48)	4.46	30.97	(37.32)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.28	1.25	1.26	1.32	1.23
Ratio of net expenses
to average net assets	1.19	1.25	1.26	1.32	1.23
Ratio of net investment income
to average net assets	2.19	2.24	1.72	1.89	2.79
Portfolio Turnover Rate	45.97	46.71	61.13	63.87	55.27
Net Assets, end of period ($ x 1,000)	35,568	40,549	59,242	58,684	49,868

a Based on average shares outstanding at each month end.
See notes to financial statements.

18

		Year Ended December 31,
Service Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	8.95	11.21	10.92	8.77	17.39
Investment Operations:
Investment income—net[a]	.16	.22	.15	.15	.32
Net realized and unrealized
gain (loss) on investments	.95	(2.28)	.31	2.35	(5.94)
Total from Investment Operations	1.11	(2.06)	.46	2.50	(5.62)
Distributions:
Dividends from investment income—net	(.24)	(.20)	(.17)	(.35)	(.31)
Dividends from net realized
gain on investments	—	—	—	—	(2.69)
Total Distributions	(.24)	(.20)	(.17)	(.35)	(3.00)
Net asset value, end of period	9.82	8.95	11.21	10.92	8.77
Total Return (%)	12.42	(18.76)	4.22	30.66	(37.48)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.53	1.50	1.51	1.57	1.48
Ratio of net expenses
to average net assets	1.43	1.50	1.51	1.57	1.48
Ratio of net investment income
to average net assets	1.77	2.03	1.44	1.60	2.58
Portfolio Turnover Rate	45.97	46.71	61.13	63.87	55.27
Net Assets, end of period ($ x 1,000)	33,660	32,809	48,962	50,681	41,225
a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

20

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation

22

of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
Quoted Prices		Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Foreign
Common Stocks†	4,485,532	63,876,205	††	—	68,361,737
Mutual Funds	108,000	—		—	108,000

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

At December 31, 2011, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended December 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	12/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,920,000		18,813,000	20,625,000	108,000.2

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less

24

liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,375,948, accumulated capital losses $34,569,071 and unrealized depreciation $12,091,753.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, $2,290,912 of the carryover expires in fiscal year 2016 and $21,640,693 expires in fiscal year 2017.The fund has $1,015,761 of post-enactment short-term capital losses and $9,621,705 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2012 and December 31, 2011 were as follows: ordinary income $2,031,914 and $1,953,297, respectively.

During the period ended December 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $24,468 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement

26

users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition,ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2012 was approximately $78,400 with a related weighted average annualized interest rate of 1.18%.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at an annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed from September 13, 2012 through March 31, 2013 to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .30% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $60,922 during the period ended December 31, 2012.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2012, Service shares were charged $79,968 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management

28

services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $616 for transfer agency services and $19 for cash management services. Cash management fees were partially offset by earnings credits of $2.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2012, the fund was charged $63,071 pursuant to the custody agreement.These fees were partially offset by earnings credits of $19.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $46 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

During the period ended December 31, 2012, the fund was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $58,594, Distribution Plan fees $7,224, custodian fees $35,214, Chief Compliance Officer fees $3,981 and transfer agency fees $176, which are offset against an expense reimbursement currently in effect in the amount of $17,597.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2012, amounted to $30,945,201 and $39,784,420, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2012 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At December 31, 2012, there were no forward contracts outstanding.

30

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2012:

Average Market Value ($)
Forward contracts	385,906

At December 31, 2012, the cost of investments for federal income tax purposes was $80,560,137; accordingly, accumulated net unrealized depreciation on investments was $12,090,400, consisting of $3,779,124 gross unrealized appreciation and $15,869,524 gross unrealized depreciation.

The Fund	31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, International Value Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, InternationalValue Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, International Value Portfolio at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U. S. generally accepted accounting principles.

NewYork, NewYork
February 13, 2013

32

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended December 31, 2012:

—the total amount of taxes paid to foreign countries was $152,185

—the total amount of income sourced from foreign countries was $2,501,324.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2012 calendar year with Form 1099-DIV, which will be mailed in early 2013.

The Fund	33

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012. The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	151,161,716		5,464,193
Robin A. Melvin†	151,549,664		5,076,245
Philip L. Toia†	150,421,381		6,204,528

† Each new Board Member’s term commenced on September 1, 2012.
In addition Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the Company.

34

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on September 13, 2012, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended July 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally below the Performance Group and Performance Universe medians for the various periods, and ranked in the fourth quartile of the Performance Group and Performance Universe for most of the periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. Dreyfus representatives discussed with the Board the reasons for the fund’s underperformance. The Board indicated its expectation for improvements in the fund’s performance results in the future.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe

36

funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has agreed to waive receipt of a portion of the fund’s management fee in the amount of .30% of the value of the fund’s average daily net assets until March 31, 2013.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund	37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board agreed to closely monitor performance and determined to approve renewal of the Agreement only through March 30, 2013.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

38

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement through March 30, 2013 was in the best interests of the fund and its shareholders.

The Fund	39

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 151
———————
Peggy C. Davis (69)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, NewYork University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 70

40

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2012)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 97
———————
Dr. Martin Peretz (73)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (2012)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund	41

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

42

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 177 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and SeniorVice President, Citi Global Wealth Management. He is an officer of 66 investment companies (comprised of 173 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

The Fund	43

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Money Market
Portfolio

ANNUAL REPORT December 31, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Proxy Results
22	Board Members Information
24	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Money Market Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Money Market Portfolio, covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite pronounced weakness during the spring of 2012, most financial markets advanced over the reporting period as investors responded to encouraging macroeconomic developments throughout the world. Employment gains in the United States, credible measures to prevent a more severe banking crisis in Europe, and the likelihood of a “soft landing” for China’s economy buoyed investor sentiment, as did aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China. However, as has been the case since December 2008, short-term interest rates and money market yields remained near historical lows in the United States.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The U.S. economy seems likely to benefit from greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery. We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, DreyfusVariable Investment Fund, Money Market Portfolio produced a yield of 0.00%. Taking into account the effects of compounding, the fund provided an effective yield of 0.00% for the same period.1

Yields of money market instruments remained near historical lows throughout the reporting period as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged despite evidence of more robust economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and foreign commercial paper and other short-term corporate and bank obligations and dollar-denominated foreign bank obligations. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

U.S. Economic Recovery Gained Momentum in 2012

The year 2012 began in the midst of a recovery from steep market declines stemming from adverse macroeconomic developments in the United States, Europe, and China in 2011. By January, investor sentiment was bolstered by better U.S. economic data, including accelerating manufacturing activity, a declining unemployment rate, and improving consumer confidence.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

The recovery appeared to strengthen when the unemployment rate slid to 8.3% amid a gain of 243,000 jobs in January and another 233,000 jobs in February. Despite a decrease to 120,000 new jobs in March, the unemployment rate inched lower to 8.2%. However, due mainly to cuts in government spending, GDP grew at only a 2.0% annualized rate over the first quarter of 2012.

The economic expansion appeared to moderate in April.The unemployment rate fell to 8.1%, but only 77,000 jobs were added. May brought another month of subpar job creation and an uptick in the unemployment rate to 8.2%.The manufacturing sector contracted in June for the first time in three years, but U.S. housing prices climbed for the first time in seven months. For the second quarter of 2012, U.S. economic growth slowed to a 1.3% annualized rate.

The economy added 181,000 jobs in July, but the unemployment rate rose to 8.3% as more people entered the workforce.August saw higher sales and prices in U.S. housing markets, an 8.1% unemployment rate, and higher personal income and expenditures. Corporate earnings proved healthier than many analysts expected. The economic recovery seemed to gain traction in September with the addition of 148,000 new jobs and a sharp drop in the unemployment rate to 7.8%, its lowest level since January 2009.The manufacturing sector rebounded after three months of modest declines, and the service sector posted its 33rd consecutive month of expansion. In the housing market, sales prices reached five-year highs. It later was announced that the U.S. economy grew at a 3.1% annualized rate during the third quarter of 2012.

The unemployment rate ticked higher in October to 7.9% as more workers joined the labor force and 184,000 private sector jobs were added. Manufacturing activity increased at a faster rate in October than in September, and home prices posted modest gains. In November, the unemployment rate remained steady while 146,000 new jobs were added. Home prices rose for the sixth straight month, and pending home sales reached their highest level in more than five years. However, manufacturing activity contracted slightly.

December saw more positive economic news, including the addition of 164,000 jobs to the labor force and a mild rebound in manufacturing activity. However, despite gains in real personal income, real personal consumption and personal savings in November, consumer confidence declined somewhat in December. In addition, retailers reported relatively sluggish sales during the 2012 holiday season.

4

Focusing on Quality and Liquidity

Money market yields remained near zero percent throughout the year, and yield differences along the market’s maturity spectrum stayed relatively narrow.Therefore, we maintained the fund’s weighted average maturity in a position that was roughly in line with market averages.

The Fed has maintained an aggressively accommodative monetary policy, including an open-ended quantitative easing program and a stated intention to leave short-term interest rates near current levels until mid-2015.Therefore, as we have for some time, we intend to maintain the fund’s focus on quality and liquidity.

January 15, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Money Market Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Money Market Portfolio from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

Expenses paid per $1,000†	$1.01
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

Expenses paid per $1,000†	$1.02
Ending value (after expenses)	$1,024.13

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

December 31, 2012

	Principal
Negotiable Bank Certificates of Deposit—6.7%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.08%, 1/4/13	5,000,000		5,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.24%, 1/28/13	5,000,000	[a]	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $10,000,000)			10,000,000

Commercial Paper—13.5%
Bank of Nova Scotia
0.02%, 1/2/13	5,000,000		4,999,997
General Electric Capital Corp.
0.25%, 6/11/13	5,000,000		4,994,410
Mizuho Funding LLC
0.25%, 1/16/13	5,000,000	[a]	4,999,479
UBS Finance (Delaware) Inc.
0.10%, 1/2/13	5,000,000		4,999,986
Total Commercial Paper
(cost $19,993,872)			19,993,872

Asset-Backed Commercial Paper—16.9%
Alpine Securitization Corp.
0.35%, 3/18/13	5,000,000	[a]	4,996,306
Collateralized Commercial Paper Program Co., LLC
0.30%, 2/1/13	5,000,000		4,998,708
FCAR Owner Trust, Ser. II
0.25%, 3/4/13	5,000,000		4,997,847
Metlife Short Term Funding LLC
0.18%, 1/4/13	5,000,000	[a]	4,999,925
Northern Pines Funding LLC
0.20%, 1/3/13	5,000,000		4,999,944
Total Asset-Backed Commercial Paper
(cost $24,992,730)			24,992,730

Time Deposits—3.4%
Australia and New Zealand Banking
Group Ltd. (Grand Cayman)
0.08%, 1/2/13
(cost $5,000,000)	5,000,000		5,000,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
U.S. Government Agency—13.5%	Amount ($)	Value ($)
Federal Home Loan Bank
0.12%, 3/13/13—4/2/13
(cost $19,994,825)	20,000,000	19,994,825

U.S. Treasury Notes—13.5%
0.16%, 2/15/13
(cost $20,029,515)	20,000,000	20,029,515

Repurchase Agreements—32.3%
ABN AMRO Bank N.V.
0.17%, dated 12/31/12, due 1/2/13 in the
amount of $10,000,094 (fully collateralized
by $9,666,100 U.S. Treasury Notes, 2%,
due 4/30/16, value $10,200,105)	10,000,000	10,000,000
Barclays Capital, Inc.
0.20%, dated 12/31/12, due 1/2/13 in the
amount of $8,000,089 (fully collateralized by
$6,542,856 U.S. Treasury Notes, 0.25%-2.38%,
due 10/31/14-6/15/15, value $6,673,713 and
$1,457,144 U.S. Treasury Strips,
due 5/15/23, value $1,486,287)	8,000,000	8,000,000
Credit Suisse Securities LLC
0.20%, dated 12/31/12, due 1/2/13 in the
amount of $10,000,111 (fully collateralized by
$23,165,000 U.S. Treasury Strips, due 5/15/40,
value $10,202,098)	10,000,000	10,000,000
HSBC USA Inc.
0.16%, dated 12/31/12, due 1/2/13 in the
amount of $5,000,044 (fully collateralized by
$830,000 Federal Home Loan Bank, 1%,
due 6/21/17, value $839,993 and $4,270,000
U.S. Treasury Notes, 1.13%, due 12/31/19,
value $4,263,680)	5,000,000	5,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBC Capital Markets
0.15%, dated 12/31/12, due 1/2/13 in the amount of
$15,000,125 (fully collateralized by $15,288,500 U.S.
Treasury Notes, 0.25%, due 1/15/15, value $15,300,090)	15,000,000	15,000,000
Total Repurchase Agreements
(cost $48,000,000)		48,000,000

Total Investments (cost $148,010,942)	99.8%	148,010,942
Cash and Receivables (Net)	.2%	294,324
Net Assets	100.0%	148,305,266

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2012, these securities amounted to $19,995,710 or 13.5% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	32.3	Asset-Backed/Insurance	3.4
U.S. Government/Agency	27.0	Asset-Backed/Single Seller	3.4
Banking	20.2	Finance	3.4
Asset-Backed/Banking	10.1		99.8

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement
of Investments (including Repurchase Agreements
of $48,000,000)—Note 1(b)	148,010,942	148,010,942
Cash		467,727
Interest receivable		106,393
Prepaid expenses		18,192
		148,603,254
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		23,287
Payable for shares of Beneficial Interest redeemed		263,515
Accrued expenses		11,186
		297,988
Net Assets ($)		148,305,266
Composition of Net Assets ($):
Paid-in capital		148,305,266
Net Assets ($)		148,305,266
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		148,273,992
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Income ($):
Interest Income	349,694
Expenses:
Investment advisory fee—Note 2(a)	848,819
Professional fees	55,256
Custodian fees—Note 2(a)	39,946
Trustees’ fees and expenses—Note 2(b)	23,366
Prospectus and shareholders’ reports	21,021
Shareholder servicing costs—Note 2(a)	2,866
Miscellaneous	13,727
Total Expenses	1,005,001
Less—reduction in expenses due to undertaking—Note 2(a)	(655,134)
Less—reduction in fees due to earnings credits—Note 2(a)	(228)
Net Expenses	349,639
Investment Income—Net, representing net increase
in net assets resulting from operations	55

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
Operations ($):
Investment income—net	55	85
Net realized gain (loss) on investments	—	4
Net Increase (Decrease) in Net Assets
Resulting from Operations	55	89
Dividends to Shareholders from ($):
Investment income—net	(59)	(11,885)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	221,251,056	274,899,540
Dividends reinvested	59	11,885
Cost of shares redeemed	(294,308,094)	(264,631,141)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(73,056,979)	10,280,284
Total Increase (Decrease) in Net Assets	(73,056,983)	10,268,488
Net Assets ($):
Beginning of Period	221,362,249	211,093,761
End of Period	148,305,266	221,362,249

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund's total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

			Year Ended December 31,
	2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.001	.025
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.025)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b]	.01		.01		.13	2.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59		.60		.58		.59	.57
Ratio of net expenses
to average net assets	.21		.17		.29		.44	.57
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.11	2.53
Net Assets, end of period ($ x 1,000)	148,305		221,362		211,094		357,146	290,933

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Money Market Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

14

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	148,010,942
Level 3—Significant Unobservable Inputs	—
Total	148,010,942
† See Statement of Investments for additional detailed categorizations.

At December 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest,

16

the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) of the Act and Rule 17d-1 thereunder.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2012 and December 31, 2011 were all ordinary income.

During the period ended December 31, 2012, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $4 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the investment advisory fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $655,134 during the period ended December 31, 2012.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for provid-

18

ing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $374 for transfer agency services and $8 for cash management services. Cash management fees were partially offset by earnings credits of $1. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2012, the fund was charged $39,946 pursuant to the custody agreement.These fees were partially offset by earnings credits of $226.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $18 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended December 31, 2012, the fund was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $63,848, custodian fees $11,760, Chief Compliance Officer fees $3,981 and transfer agency fees $104, which are offset against an expense reimbursement currently in effect in the amount of $56,406.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	19

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, Money Market Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Money Market Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DreyfusVariable Investment Fund, Money Market Portfolio at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 13, 2013

20

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	151,161,716		5,464,193
Robin A. Melvin†	151,549,664		5,076,245
Philip L. Toia†	150,421,381		6,204,528

† Each new Board Member’s term commenced on September 1, 2012.
In addition Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the Company.

The Fund	21

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 151
———————
Peggy C. Davis (69)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 70

22

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2012)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 97
———————
Dr. Martin Peretz (73)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (2012)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund	23

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

24

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 177 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 66 investment companies (comprised of 173 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

The Fund	25

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to fund securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Opportunistic
Small Cap Portfolio

ANNUAL REPORT December 31, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May LoseValue

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	UnderstandingYour Fund’s Expenses
8	ComparingYour Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Proxy Results
31	Board Members Information
33	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio, covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

In retrospect, 2012 was notable for the global equity markets’ resilience in the face of some tough macroeconomic challenges. Worries regarding sluggish employment growth, weak housing markets and Congressional gridlock weighed on investor sentiment in the United States at times during the year, yet U.S. stocks posted respectable gains, on average.An ongoing debt crisis led to recessionary conditions in Europe, particularly for some of the continent’s more peripheral nations, but aggressive actions from monetary policymakers helped some European stock markets produce double-digit returns. While China’s economy slowed in response to inflation-fighting measures, officials there appeared to have engineered a “soft landing,” and Chinese stocks generally ended the year with positive absolute returns.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The global economy seems likely to benefit from Europe’s ongoing efforts to support its banking system and common currency, and by China’s moves toward more stimulative fiscal policies under new government leadership. In the United States, greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery could support modestly higher rates of economic growth.We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by David A. Daglio, Primary Portfolio Manager; James Boyd, Dale Dutile and Creighton Kang, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio’s Initial shares produced a total return of 20.56% and its Services shares returned 20.24%.1 In comparison, the Russell 2000 Index, the fund’s benchmark, produced a total return of 16.35% for the same period.2

Improving economic fundamentals drove the U.S. stock market higher despite concerns regarding a number of domestic and international macroeconomic headwinds. The fund produced higher returns than its benchmark, largely due to the success of our security selection strategy in the consumer discretionary, industrials, information technology and materials sectors.

The Fund’s Investment Approach

The fund seeks capital growth. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis.The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects and competitive advantages are some of the factors used in the valuation assessment.A company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe.The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Macroeconomic Shifts Led to Heightened Market Volatility

Stock markets rallied in early 2012 as investors responded positively to strong corporate earnings reports, domestic employment gains, a quantitative easing program in Europe that forestalled a more severe regional banking crisis, and less restrictive monetary and fiscal policies in China. Market sentiment turned more cautious in the spring, when the U.S. labor market’s rebound slowed and measures designed to relieve fiscal pressures in Europe encountered political resistance in some countries.

Stocks generally rebounded over the summer amid more encouraging economic news, including a resumption of employment gains. Small-cap stocks dipped again in November due to uncertainty regarding Congress’s ability to address automatic tax hikes and spending cuts scheduled for the start of 2013. However, continued corporate earnings strength and an improving U.S. housing market enabled markets to resume their rally in December, and the Russell 2000 Index ended the year with double-digit gains. Small-cap stocks produced slightly higher returns, on average, than their large-cap counterparts.

Patient Investing Produced Significant Gains

Despite the macroeconomic concerns that periodically drove stocks lower during 2012, the fund remained focused on companies that we believed were poised to benefit from the continuing U.S. economic recovery.The fund produced particularly strong returns in the consumer discretionary sector, led by home builders Standard Pacific and Meritage Homes, and other consumer related companies, such as apparel designer Fifth & Pacific Companies and carpet manufacturer Mohawk Industries. Among industrial stocks, traditional machinery makers, such as Trinity Industries and Oshkosh, benefited from a rebound in U.S. manufacturing activity. Improving economic fundamentals also drove other industrial holdings higher, including heavy construction outfit Granite Construction and office furniture maker Steelcase.

To a lesser degree, information technology and materials holdings also contributed to the fund’s relatively strong performance.Top technology holdings included information and analysis provider CoreLogic, business payment processor WEX, and human resources software maker Kenexa, which was acquired during the reporting period at a substantial premium over its stock price at the time. In the materials sector, gains were

4

led by chemical manufacturers, such Georgia Gulf, Innospec and OMNOVA Solutions, that benefited from a growing abundance of inexpensive natural gas. Debt collection agency Portfolio Recovery Associates proved to be another notably strong performer.

Disappointments were relatively mild during the year. Drug maker Salix Pharmaceuticals was hurt by delayed regulatory approval of a new product. Returns compared to the benchmark also suffered from a lack of exposure to biotechnology stocks, which we regarded as speculative but gained value when several members of the industry group were acquired.

Positioned for Continued Growth

While we have continued to keep a close watch on macroeconomic developments that may threaten stock prices in 2013, we believe that recent fiscal concerns have been overblown and that the U.S. economy remains on track for further growth.We have found a relative large number of attractive investment opportunities in the information technology, industrials and consumer discretionary sectors. Valuation concerns have led us to hold underweighted exposure to the utilities and consumer staples sectors, as well as to real estate investment trusts (REITs).

January 15, 2013

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies. The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is composed of the 3,000 largest U.S.
companies based on total market capitalization. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/12
	1 Year	5 Years	10 Years
Initial shares	20.56%	1.39%	4.37%
Service shares	20.24%	1.13%	4.11%
Russell 2000 Index	16.35%	3.56%	9.72%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio on 12/31/02 to a $10,000 investment made in the Russell 2000 Index (the “Index”) on that date.

6

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares.The Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.83	$6.15
Ending value (after expenses)	$1,109.70	$1,108.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.62	$5.89
Ending value (after expenses)	$1,020.56	$1,019.30

† Expenses are equal to the fund’s annualized expense ratio of .91% for Initial Shares and 1.16% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

December 31, 2012

Common Stocks—99.7%	Shares		Value ($)
Automobiles & Components—5.2%
American Axle & Manufacturing Holdings	230,230	[a]	2,578,576
Dana Holding	357,970		5,587,912
Tenneco	33,100	[a]	1,162,141
Tower International	103,390	[a]	832,289
			10,160,918
Banks—3.3%
First Commonwealth Financial	357,240		2,436,377
Hancock Holding	61,050		1,937,727
SCBT Financial	28,230	[b]	1,134,281
TCF Financial	83,060		1,009,179
			6,517,564
Capital Goods—6.6%
Commercial Vehicle Group	69,020	[a]	566,654
Granite Construction	123,360		4,147,363
Orion Marine Group	92,660	[a]	677,345
Trinity Industries	87,630		3,138,907
Watts Water Technologies, Cl. A	65,960		2,835,620
WESCO International	23,720	[a]	1,599,440
			12,965,329
Commercial & Professional Services—9.5%
Equifax	37,910		2,051,689
Herman Miller	215,260		4,610,869
Portfolio Recovery Associates	28,790	[a]	3,076,499
Steelcase, Cl. A	348,790		4,443,585
TrueBlue	278,340	[a]	4,383,855
			18,566,497
Consumer Durables & Apparel—10.5%
Fifth & Pacific	364,810	[a,b]	4,541,885
Jones Group	505,800		5,594,148
Meritage Homes	54,940	[a,b]	2,052,009
Mohawk Industries	34,180	[a]	3,092,265

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
Newell Rubbermaid	51,450		1,145,791
Standard Pacific	550,610	[a,b]	4,046,983
			20,473,081
Consumer Services—1.9%
Scientific Games, Cl. A	294,670	[a]	2,554,789
SHFL Entertainment	75,620	[a]	1,096,490
			3,651,279
Diversified Financials—2.4%
LPL Financial Holdings	29,070		818,611
Nelnet, Cl. A	51,950		1,547,590
Netspend Holdings	187,830	[a,b]	2,220,151
			4,586,352
Energy—1.4%
Approach Resources	50,270	[a,b]	1,257,253
PDC Energy	47,170	[a]	1,566,516
			2,823,769
Exchange-Traded Funds—.5%
iShares Russell 2000 Index Fund	11,650	[b]	982,328
Food, Beverage & Tobacco—.6%
Dole Food	96,160	[a]	1,102,955
Health Care Equipment & Services—6.1%
Align Technology	105,730	[a]	2,934,008
Hanger	201,420	[a]	5,510,851
Merit Medical Systems	244,330	[a]	3,396,187
			11,841,046
Insurance—3.9%
Arthur J. Gallagher & Co.	43,260		1,498,959
Brown & Brown	183,850		4,680,821
Employers Holdings	69,360		1,427,429
			7,607,209

10

Common Stocks (continued)	Shares		Value ($)
Materials—4.6%
Georgia Gulf	59,700	[b]	2,464,416
Innospec	57,630		1,987,659
OMNOVA Solutions	254,460	[a]	1,783,765
Zoltek	350,020	[a,b]	2,712,655
			8,948,495
Pharmaceuticals, Biotech & Life Sciences—3.4%
Emergent BioSolutions	304,359	[a]	4,881,918
Salix Pharmaceuticals	43,630	[a]	1,766,142
			6,648,060
Real Estate—3.7%
Jones Lang LaSalle	46,320		3,888,101
St. Joe	141,120	[a,b]	3,257,050
			7,145,151
Retailing—2.6%
Gordmans Stores	39,870	[a]	598,847
Williams-Sonoma	100,630		4,404,575
			5,003,422
Semiconductors & Semiconductor
Equipment—4.5%
Applied Micro Circuits	610,720	[a]	5,130,048
Lattice Semiconductor	257,760	[a]	1,028,462
Microsemi	121,850	[a]	2,563,724
			8,722,234
Software & Services—11.7%
Cardtronics	89,970	[a]	2,135,888
CoreLogic	74,440	[a]	2,003,925
CSG Systems International	148,480	[a]	2,699,366
DealerTrack Technologies	213,110	[a]	6,120,519
LogMeIn	99,150	[a]	2,221,952
Take-Two Interactive Software	61,030	[a]	671,940

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Velti	433,050	[a,b]	1,948,725
WEX	68,590	[a]	5,169,628
			22,971,943
Technology Hardware & Equipment—10.6%
Arrow Electronics	54,770	[a]	2,085,642
Brocade Communications Systems	308,980	[a]	1,646,863
Ciena	183,900	[a]	2,887,230
FLIR Systems	46,210		1,030,945
JDS Uniphase	341,850	[a]	4,628,649
ScanSource	177,660	[a]	5,644,258
Vishay Intertechnology	287,600	[a]	3,057,188
			20,980,775
Transportation—6.7%
Arkansas Best	113,340		1,082,397
Avis Budget Group	57,440	[a]	1,138,461
Con-way	150,820		4,195,812
Landstar System	72,810		3,819,613
UTi Worldwide	210,400		2,819,360
			13,055,643
Total Common Stocks
(cost $179,499,085)			194,754,050

Other Investment—.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,113,542)	1,113,542	[c]	1,113,542

12

Investment of Cash Collateral
for Securities Loaned—10.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,035,819)	20,035,819 [c]	20,035,819

Total Investments (cost $200,648,446)	110.5%	215,903,411
Liabilities, Less Cash and Receivables	(10.5%)	(20,501,850)
Net Assets	100.0%	195,401,561

a Non-income producing security.
b Security, or portion thereof, on loan.At December 31, 2012, the value of the fund’s securities on loan was
$19,842,425 and the value of the collateral held by the fund was $20,035,819.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	11.7	Insurance	3.9
Money Market Investments	10.8	Real Estate	3.7
Technology Hardware & Equipment	10.6	Pharmaceuticals, Biotech &
Consumer Durables & Apparel	10.5	Life Sciences	3.4
Commercial & Professional Services	9.5	Banks	3.3
Transportation	6.7	Retailing	2.6
Capital Goods	6.6	Diversified Financials	2.4
Health Care Equipment & Services	6.1	Consumer Services	1.9
Automobiles & Components	5.2	Energy	1.4
Materials	4.6	Food, Beverage & Tobacco	.6
Semiconductors & Semiconductor		Exchange-Traded Funds	.5
Equipment	4.5		110.5

† Based on net assets.
See notes to financial statements.

The Fund	13

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $19,842,425)—Note 1(b):
Unaffiliated issuers	179,499,085	194,754,050
Affiliated issuers	21,149,361	21,149,361
Cash		6,981
Receivable for investment securities sold		1,002,481
Dividends and securities lending income receivable		28,261
Prepaid expenses		172,924
		217,114,058
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		138,278
Liability for securities on loan—Note 1(b)		20,035,819
Payable for investment securities purchased		1,392,432
Payable for shares of Beneficial Interest redeemed		88,793
Accrued expenses		57,175
		21,712,497
Net Assets ($)		195,401,561
Composition of Net Assets ($):
Paid-in capital		247,068,595
Accumulated net realized gain (loss) on investments		(66,921,999)
Accumulated net unrealized appreciation
(depreciation) on investments		15,254,965
Net Assets ($)		195,401,561

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	181,323,157	14,078,404
Shares Outstanding	5,727,083	452,189
Net Asset Value Per Share ($)	31.66	31.13

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Year Ended December 31, 2012

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,428,182
Affiliated issuers	1,862
Income from securities lending—Note 1(b)	145,226
Total Income	1,575,270
Expenses:
Investment advisory fee—Note 3(a)	1,430,966
Prospectus and shareholders’ reports	114,105
Professional fees	60,311
Distribution fees—Note 3(b)	34,366
Custodian fees—Note 3(b)	21,317
Trustees’ fees and expenses—Note 3(c)	18,695
Shareholder servicing costs—Note 3(b)	8,566
Loan commitment fees—Note 2	1,796
Interest expense—Note 2	242
Miscellaneous	19,108
Total Expenses	1,709,472
Less—reduction in fees due to earnings credits—Note 3(b)	(6)
Net Expenses	1,709,466
Investment (Loss)—Net	(134,196)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	13,494,308
Net unrealized appreciation (depreciation) on investments	21,999,537
Net Realized and Unrealized Gain (Loss) on Investments	35,493,845
Net Increase in Net Assets Resulting from Operations	35,359,649

See notes to financial statements.

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
Operations ($):
Investment (loss)—net	(134,196)	(748,230)
Net realized gain (loss) on investments	13,494,308	14,553,334
Net unrealized appreciation
(depreciation) on investments	21,999,537	(43,421,641)
Net Increase (Decrease) in Net Assets
Resulting from Operations	35,359,649	(29,616,537)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	—	(718,813)
Service Shares	—	(43,939)
Total Dividends	—	(762,752)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	11,511,594	28,028,041
Service Shares	1,341,823	2,204,416
Dividends reinvested:
Initial Shares	—	718,813
Service Shares	—	43,939
Cost of shares redeemed:
Initial Shares	(28,665,090)	(28,697,581)
Service Shares	(2,704,165)	(2,879,501)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(18,515,838)	(581,873)
Total Increase (Decrease) in Net Assets	16,843,811	(30,961,162)
Net Assets ($):
Beginning of Period	178,557,750	209,518,912
End of Period	195,401,561	178,557,750

16

	Year Ended December 31,
	2012	2011
Capital Share Transactions:
Initial Shares
Shares sold	392,487	934,142
Shares issued for dividends reinvested	—	22,490
Shares redeemed	(973,554)	(995,992)
Net Increase (Decrease) in Shares Outstanding	(581,067)	(39,360)
Service Shares
Shares sold	46,321	84,677
Shares issued for dividends reinvested	—	1,392
Shares redeemed	(92,503)	(98,107)
Net Increase (Decrease) in Shares Outstanding	(46,182)	(12,038)
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	26.26	30.58	23.49	19.01	32.34
Investment Operations:
Investment income (loss)—net[a]	(.02)	(.10)	.12	.17	.26
Net realized and unrealized
gain (loss) on investments	5.42	(4.10)	7.16	4.63	(11.87)
Total from Investment Operations	5.40	(4.20)	7.28	4.80	(11.61)
Distributions:
Dividends from investment income—net	—	(.12)	(.19)	(.32)	(.25)
Dividends from net realized
gain on investments	—	—	—	—	(1.47)
Total Distributions	—	(.12)	(.19)	(.32)	(1.72)
Net asset value, end of period	31.66	26.26	30.58	23.49	19.01
Total Return (%)	20.56	(13.82)	31.11	26.04	(37.59)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88	.88	.86	.86	.83
Ratio of net expenses
to average net assets	.88	.82	.70	.71	.75
Ratio of net investment income
(loss) to average net assets	(.05)	(.36)	.46	.88	.95
Portfolio Turnover Rate	61.38	91.45	192.88	69.73	77.65
Net Assets, end of period ($ x 1,000)	181,323	165,656	194,105	163,322	144,777

a Based on average shares outstanding at each month end.
See notes to financial statements.

18

		Year Ended December 31,
Service Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	25.89	30.20	23.24	18.77	31.94
Investment Operations:
Investment income (loss)—net[a]	(.09)	(.17)	.06	.12	.20
Net realized and unrealized
gain (loss) on investments	5.33	(4.05)	7.06	4.60	(11.75)
Total from Investment Operations	5.24	(4.22)	7.12	4.72	(11.55)
Distributions:
Dividends from investment income—net	—	(.09)	(.16)	(.25)	(.15)
Dividends from net realized
gain on investments	—	—	—	—	(1.47)
Total Distributions	—	(.09)	(.16)	(.25)	(1.62)
Net asset value, end of period	31.13	25.89	30.20	23.24	18.77
Total Return (%)	20.24	(14.03)	30.77	25.77	(37.77)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13	1.13	1.11	1.11	1.08
Ratio of net expenses
to average net assets	1.13	1.07	.95	.96	.99
Ratio of net investment income
(loss) to average net assets	(.30)	(.61)	.22	.63	.75
Portfolio Turnover Rate	61.38	91.45	192.88	69.73	77.65
Net Assets, end of period ($ x 1,000)	14,078	12,902	15,414	12,422	10,077
a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Opportunistic Small Cap Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

20

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such

22

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	189,003,637	—	—	189,003,637
Equity Securities—
Foreign
Common Stocks†	4,768,085	—	—	4,768,085
Exchange-
Traded Funds	982,328	—	—	982,328
Mutual Funds	21,149,361	—	—	21,149,361

† See Statement of Investments for additional detailed categorizations.

At December 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2012, The Bank of New York Mellon earned $62,240 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended December 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	12/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	894,229		59,436,707	59,217,394	1,113,542.6
Dreyfus
Institutional
Cash
Advantage
Fund	24,171,779		139,369,219	143,505,179	20,035,819		10.2
Total	25,066,008		198,805,926	202,722,573	21,149,361		10.8

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends

24

from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2012, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $67,004,900 and unrealized appreciation $15,337,866.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, $16,380,209 of the carryover expires in fiscal year 2016 and $50,624,691 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2012 and December 31, 2011 were as follows: ordinary income $0 and $762,752, respectively.

During the period ended December 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses and limited partnership adjustments, the fund increased accumulated undistributed investment income-net by $134,196, increased accumulated net realized gain (loss) on investments by $132,819 and decreased paid-in capital by $267,015. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2012 was approximately $20,800 with a related weighted average annualized interest rate of 1.17%.

26

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2012, Service shares were charged $34,366 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $903 for transfer agency services and $31 for cash management services. Cash management fees were partially offset by earnings credits of $3. These fees are included in Shareholder servicing costs in the Statement of Operations.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2012, the fund was charged $21,317 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $71 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $3.

During the period ended December 31, 2012, the fund was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $121,413, Distribution Plan fees $2,917, custodian fees $9,702, Chief Compliance Officer fees $3,981 and transfer agency fees $265.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2012, amounted to $116,058,629 and $134,830,772, respectively.

At December 31, 2012, the cost of investments for federal income tax purposes was $200,565,545; accordingly, accumulated net unrealized appreciation on investments was $15,337,866, consisting of $26,082,004 gross unrealized appreciation and $10,744,138 gross unrealized depreciation.

28

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio (one of the series comprising Dreyfus Variable Investment Fund) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

NewYork, NewYork
February 13, 2013

The Fund	29

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	151,161,716		5,464,193
Robin A. Melvin†	151,549,664		5,076,245
Philip L. Toia†	150,421,381		6,204,528

† Each new Board Member’s term commenced on September 1, 2012.
In addition, Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the Company.

30

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 151
———————
Peggy C. Davis (69)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, NewYork University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 70

The Fund	31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from
January 2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2012)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 97
———————
Dr. Martin Peretz (73)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (2012)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

The Fund	33

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 177 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and SeniorVice President, Citi Global Wealth Management. He is an officer of 66 investment companies (comprised of 173 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

34

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Quality Bond Portfolio

ANNUAL REPORT December 31, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
28	Notes to Financial Statements
47	Report of Independent Registered Public Accounting Firm
48	Proxy Results
49	Board Members Information
51	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Quality Bond Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Variable Investment Fund, Quality Bond Portfolio, covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The search for higher yields amid historically low interest rates proved to be a major force in the performance of U.S. and global bond markets in 2012, even as the Federal Reserve Board and other central banks pumped liquidity into their financial systems. More specifically, low rates on U.S.Treasury securities drove investors to riskier market sectors, helping to support prices among corporate-backed securities, asset-backed securities, commercial mortgage-backed securities, and emerging-markets bonds. In addition, higher yielding bond market sectors were buoyed by gradually recovering U.S. and global economies as domestic employment trends improved, Europe avoided a collapse of its common currency, and China engineered an economic soft landing.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The U.S. economy seems likely to benefit from greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery.We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by David Bowser, CFA, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, Dreyfus Variable Investment Fund, Quality Bond Portfolio’s Initial shares achieved a total return of 7.00%, and its Service shares achieved a total return of 6.70%.1 The Barclays U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.22% for the same period.2

With interest rates anchored by the Federal Reserve Board’s (the “Fed”) historically low target for the overnight federal funds rate, income-oriented investors sought higher yields from riskier market sectors.The fund produced higher returns than its benchmark, primarily due to its emphasis on better performing corporate bonds, asset-backed securities and commercial mortgage-backed securities.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income.To pursue this goal, the fund normally invests at least 80% of its net assets in bonds, including corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations and asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations and zero coupon bonds, that, when purchased, are A-rated or better or what we believe are the unrated equivalent, and in securities issued or guaranteed by the U.S. government or its agencies or its instrumentalities.The fund may also invest in fixed income securities rated lower than A (but not lower than B), up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds of foreign issuers whether denominated in U.S. dollars or in a foreign currency.

Accommodative Monetary Policy Kept Rates Low

The reporting period began in the midst of rebounding financial markets as concerns eased regarding U.S. employment trends and an intensifying European financial crisis. Indeed, improving U.S. economic data, quantitative easing by Europe’s policymakers, and less restrictive monetary and fiscal policies in key emerging markets boosted economic sentiment, prompting many investors to turn away from traditional safe havens and toward riskier assets.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

While yields of U.S. government securities typically would be expected to rise under these conditions, they remained low due to accommodative monetary policy initiatives from central banks worldwide, including the Fed’s OperationTwist, which sought to reduce long-term interest rates through sales of short-term U.S.Treasury securities and purchases of long-term bonds. Meanwhile, an improving business environment buoyed prices of corporate- and asset-backed securities, reducing yield differences along the market’s credit-quality spectrum.

The U.S. labor market’s rebound slowed in the spring when employment gains proved more anemic than expected, austerity measures in Europe encountered resistance, and China’s economy remained sluggish. These headwinds sparked a renewed flight to perceived safe havens, sending yields of U.S. government securities to multi-year lows, while riskier bonds gave back some of their previous gains.

Global and domestic economic data improved over the summer, but the Fed announced in September that it would take additional steps to stimulate employment growth through a new, open-ended round of quantitative easing involving purchases of up to $40 billion of mortgage-backed securities per month.This program supported bond prices through the reporting period’s end, and it helped mitigate the potentially negative impact of concerns regarding automatic tax hikes and spending cuts scheduled for the start of 2013.

Security Selection Strategy Produced Positive Results

The fund’s relative performance was bolstered by overweighted exposure to higher yielding market sectors.Among corporate bonds, the fund achieved particularly robust results from the financials sector as well as bonds with ratings at the bottom of the investment-grade range.The fund also received relatively robust results from high yield corporate bonds, which are not represented in the Index, and from overweighted positions in asset-backed securities and commercial mortgage-backed securities. Although residential mortgage-backed securities lagged market averages due to rising prepayment risks, the fund benefited from its emphasis on lower coupon mortgages that are less likely to be refinanced.

Our interest rate strategies produced more muted results.A modestly short average duration had relatively little impact on performance in 2012. The fund suffered relatively few disappointments during the year, with the exception of a brief investment in the spring in Treasury Inflation Protected Securities (“TIPS”).

Adjusting to a Changing Market Environment

Although we are aware that the U.S. economy remains vulnerable to a number of headwinds, including the ongoing European financial crisis and lingering concerns about U.S. fiscal policies, recently improved economic data suggests that interest rates have little room for further declines.Therefore, as of year-end we have retained the fund’s relatively short duration posture, and we have continued to seek income opportunities from higher yielding market sectors.

January 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Short sales involve selling a security the fund does not hold own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Leverage may magnify the fund’s gains or losses.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance. The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Quality Bond Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.The Index does not include fees and expenses to which the fund is subject.
Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Average Annual Total Returns as of 12/31/12
	1 Year	5 Years	10 Years
Initial shares	7.00%	6.45%	5.07%
Service shares	6.70%	6.19%	4.81%
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.
The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Variable Investment
Fund, Quality Bond Portfolio on 12/31/02 to a $10,000 investment made in the Barclays U.S.Aggregate Bond
Index (the “Index”) on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares.The Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Quality Bond Portfolio from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.41	$5.68
Ending value (after expenses)	$1,037.90	$1,036.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.37	$5.63
Ending value (after expenses)	$1,020.81	$1,019.56

† Expenses are equal to the fund’s annualized expense ratio of .86% for Initial Shares and 1.11% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2012

	Coupon	Maturity	Principal
Bonds and Notes—120.9%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables—4.4%
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		155,018
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	175,000		180,116
Americredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		247,819
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		530,310
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000		113,914
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000		277,121
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	150,000		150,939
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		285,104
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000		455,032
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	245,000		253,137
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	475,000		489,321
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	305,000		317,191
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	105,000		109,846
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000		210,858
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		249,890
					4,025,616
Asset-Backed Ctfs./
Home Equity Loans—.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	226,265	[b]	230,884
Casinos—.2%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	205,000		223,194

The Fund	9

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs.—4.7%
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12, Cl. AAB	5.69	9/11/38	298,046	[b]	302,441
Citigroup Commercial Mortgage
Trust, Ser. 2012-GC8, Cl. A4	3.02	9/10/45	390,000		411,558
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	200,000	[b]	236,474
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-C4, Cl. AAB	5.07	8/15/38	38,006	[b]	38,084
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,065,000	[b,c]	1,067,168
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	395,000	[b,c]	396,242
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	4.80	3/6/20	225,000	[b,c]	226,567
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	485,000	[c]	571,848
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	365,662		368,066
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. AM	5.88	2/12/51	245,000	[b]	285,515
JP Morgan Chase Commerical
Mortgage, Ser. 2012-LC9, Cl. A3	2.48	12/15/47	155,000		159,321
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	18,174		18,167
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	145,000		160,992
					4,242,443
Consumer Discretionary—4.1%
Cablevision Systems,
Sr. Unscd. Notes	7.75	4/15/18	210,000		234,675
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		104,387
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000	[c]	495,389

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary (continued)
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	281,814		330,400
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	510,457	[c]	705,733
Dish DBS,
Gtd. Notes	5.88	7/15/22	230,000		248,400
Hanesbrands,
Gtd. Notes	6.38	12/15/20	220,000		243,100
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	345,000		409,620
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	165,000	[c]	199,768
Time Warner,
Gtd. Notes	3.40	6/15/22	230,000		240,393
Time Warner,
Gtd. Notes	5.88	11/15/16	90,000		105,473
Unitymedia Hessen,
Sr. Scd. Notes	5.50	1/15/23	240,000	[c]	249,000
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	160,000		160,221
					3,726,559
Consumer Staples—.9%
Mondelez International,
Sr. Unscd. Notes	6.13	2/1/18	305,000		371,531
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	240,000	[c]	264,272
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	[c]	227,625
					863,428
Energy—3.3%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	530,000		633,740
CNOOC Finance (2012),
Gtd. Notes	3.88	5/2/22	200,000	[c]	212,953
Continental Resources,
Gtd. Notes	5.00	9/15/22	250,000		270,625
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	385,000		391,424

The Fund	11

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		214,502
MEG Energy,
Gtd. Notes	6.38	1/30/23	225,000	[c]	235,687
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	315,000		401,625
Transocean,
Gtd. Notes	2.50	10/15/17	175,000		177,040
Unit,
Gtd. Notes	6.63	5/15/21	235,000	[c]	242,344
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	125,000		127,359
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		79,750
					2,987,049
Financial—17.3%
Ally Financial,
Gtd. Notes	4.63	6/26/15	440,000		458,958
Ally Financial,
Gtd. Notes	5.50	2/15/17	475,000		510,480
AON,
Gtd. Notes	3.50	9/30/15	240,000		252,935
Bangkok Bank,
Sr. Unscd. Notes	3.88	9/27/22	200,000	[c]	207,200
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	100,000		118,748
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	425,000		512,014
BBVA US Senior,
Gtd. Notes	4.66	10/9/15	245,000		251,365
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	140,000		152,274
Cincinnati Financial,
Sr. Unscd. Debs	6.92	5/15/28	224,000		275,490
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	210,000		223,650
CIT Group,
Sr. Unscd. Notes	5.00	8/15/22	120,000		128,565

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	265,000		296,217
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	270,000		318,688
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	240,000		297,335
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		377,257
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	589,000		671,964
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	240,000		307,273
EPR Properties,
Gtd. Notes	5.75	8/15/22	245,000		254,502
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000	[c]	107,331
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	[c]	145,289
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	720,000		796,274
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	520,000		539,732
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	380,000		518,344
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	245,000		279,784
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	160,000		189,497
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	280,000		269,753
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	330,000		345,416
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		367,494
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	225,000		238,295
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	250,000		260,625

The Fund	13

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Intesa Sanpaolo,
Sr. Unscd. Notes	6.50	2/24/21	295,000	[c]	311,335
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	330,000		369,689
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	105,000	[c]	118,541
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000		812,934
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	285,000		374,114
Morgan Stanley,
Sr. Unscd. Notes	2.88	1/24/14	250,000		254,267
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	240,000		272,963
Prudential Financial,
Notes	5.38	6/21/20	460,000		538,597
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	310,000	[b]	326,662
Rabobank Nederland,
Bank Gtd. Notes	3.95	11/9/22	260,000		266,791
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000		72,013
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		138,921
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	270,000		276,501
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	445,000	[b]	524,824
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	500,000	[c]	502,515
WEA Finance,
Gtd. Notes	7.13	4/15/18	360,000	[c]	444,096
Willis North America,
Gtd. Notes	6.20	3/28/17	155,000		176,630
Willis North America,
Gtd. Notes	7.00	9/29/19	185,000		218,316
					15,672,458

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental—9.0%
Corporacion Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	275,000		291,584
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	200,000		211,903
Irish Government,
Unscd. Bonds	EUR	5.50	10/18/17	320,000		464,518
Italian Government,
Unscd. Bonds	EUR	4.75	6/1/17	1,350,000		1,898,831
Italian Government,
Unscd. Bonds	EUR	5.50	9/1/22	345,000		494,335
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	335,000		339,995
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	350,000		430,074
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	305,000		334,960
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	110,000		143,068
Slovenian Government,
Sr. Unscd. Notes		5.50	10/26/22	690,000	[c]	726,225
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	5,055,000		484,600
Spanish Government,
Sr. Unscd. Bonds	EUR	5.50	7/30/17	1,645,000		2,302,479
						8,122,572
Health Care—.5%
DaVita HealthCare Partners,
Gtd. Notes		5.75	8/15/22	45,000		47,644
Watson Pharmaceuticals,
Sr. Unscd. Notes		4.63	10/1/42	120,000		125,444
WellPoint,
Sr. Unscd. Notes		1.25	9/10/15	310,000		312,658
						485,746
Industrial—.9%
CSX,
Sr. Unscd. Notes		4.75	5/30/42	225,000		243,260

The Fund	15

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Industrial (continued)
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	200,000	[c]	284,451
Waste Management,
Gtd. Notes		7.38	5/15/29	200,000		264,724
						792,435
Information Technology—.1%
Hewlett-Packard,
Sr. Unscd. Notes		4.30	6/1/21	85,000		84,340
Materials—2.0%
ArcelorMittal,
Sr. Unscd. Notes		6.75	2/25/22	235,000	[b,d]	247,057
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	335,000		367,672
Sealed Air,
Sr. Unscd. Notes		6.50	12/1/20	95,000	[c]	103,075
Smurfit Kappa Acquisitions,
Sr. Scd. Notes		4.88	9/15/18	200,000	[c]	205,000
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	100,000	[c]	139,718
Teck Resources,
Gtd. Notes		6.25	7/15/41	185,000		218,394
Vale Overseas,
Gtd. Notes		4.38	1/11/22	235,000		252,039
Vale,
Sr. Unscd. Notes		5.63	9/11/42	220,000		239,932
						1,772,887
Municipal Bonds—.8%
California,
GO (Build America Bonds)		7.30	10/1/39	340,000		471,478
New York City,
GO (Build America Bonds)		5.99	12/1/36	200,000		253,962
						725,440

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Residential Mortgage
Pass-Through Ctfs.—.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.48	7/25/35	145,187	[b]	120,540
Telecommunications—.8%
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	8.50	11/15/18	170,000		234,155
Telecom Italia Capital,
Gtd. Notes	7.18	6/18/19	80,000		93,240
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	360,000		384,750
					712,145
U.S. Government
Agencies—4.0%
Federal National Mortgage
Association, Notes	1.55	10/29/19	885,000	[e]	886,232
Federal National Mortgage
Association, Notes	1.55	10/29/19	910,000	[e]	910,034
Federal National Mortgage
Association, Notes	1.70	10/4/19	920,000	[e]	921,999
Federal National Mortgage
Association, Notes	1.70	11/13/19	875,000	[e]	877,324
					3,595,589
U.S. Government Agencies/
Mortgage-Backed—26.3%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000 [e,f]		2,279,780
Multiclass Mortgage Participation Ctfs.,
REMIC, Ser. 2586, Cl. WE,
4.00%, 12/15/32			70,192 [e]		71,388
5.50%, 5/1/40			42,710 [e]		46,199

The Fund	17

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Federal National Mortgage Association:
3.00%			5,250,000	[e,f]	5,502,656
3.50%			7,780,000	[e,f]	8,296,944
4.00%			2,045,000	[e,f]	2,192,623
5.00%			2,515,000	[e,f]	2,724,453
5.00%, 3/1/21—11/1/21			531,902	[e]	578,122
5.50%, 2/1/34—7/1/40			595,959	[e]	656,452
6.00%, 2/1/39—5/1/39			479,285	[e]	529,224
7.00%, 6/1/29—9/1/29			30,243	[e]	36,179
Government National
Mortgage Association I;
5.50%, 4/15/33			819,154		914,262
Government National
Mortgage Association II;
7.00%, 9/20/28—7/20/29			8,087		9,581
					23,837,863
U.S. Government Securities—38.7%
U.S. Treasury Bonds:
3.88%, 8/15/40			2,540,000	[d]	3,053,159
4.63%, 2/15/40			265,000	[d]	358,081
6.13%, 11/15/27			370,000		549,739
U.S. Treasury Notes:
0.13%, 7/31/14			1,345,000	[d]	1,342,952
0.63%, 1/31/13			17,230,000	[d]	17,239,425
1.38%, 1/15/13			2,595,000		2,596,521
2.38%, 7/31/17			7,745,000	[d]	8,353,106
3.88%, 2/15/13			1,555,000		1,562,290
					35,055,273
Utilities—2.6%
Calpine,
Sr. Scd. Notes	7.88	1/15/23	53,000	[c]	60,155
Consolidated
Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		460,965
Enel Finance International,
Gtd. Notes	6.25	9/15/17	395,000	[c]	439,569
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		215,879
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		368,835

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Utilities (continued)
Nisource Finance,
Gtd. Notes	4.45	12/1/21	245,000		268,767
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		346,114
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		180,438
					2,340,722
Total Bonds and Notes
(cost $105,288,551)					109,617,183

Preferred Stocks—.6%			Shares		Value ($)
Financial
General Electric Capital,
Non-Cum, Perpetual, Ser. B, $6.25
(cost $500,000)			5,000	[b]	546,850
			Face Amount
			Covered by
Options Purchased—.1%			Contracts ($)		Value ($)
Call Options—.1%
10-Year USD LIBOR-BBA,
February 2013 @ $1.75			2,250,000	[g]	11,958
Put Options—.0%
10-Year USD LIBOR-BBA,
February 2013 @ $1.75			2,250,000	[g]	37,427
Total Options Purchased
(cost $57,825)					49,385
			Principal
Short-Term Investments—.2%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.08%, 2/7/13
(cost $214,983)			215,000	[h]	214,994

Other Investment—.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $538,151)			538,151	[i]	538,151

The Fund	19

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $255,200)	255,200 [i]	255,200
Total Investments (cost $106,854,710)	122.7%	111,221,763
Liabilities, Less Cash and Receivables	(22.7%)	(20,592,142)
Net Assets	100.0%	90,629,621

BBA—British Bankers Association
GO—General Obligation
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
USD—U.S. Dollar

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
ZAR—South African Rand
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2012, these securities were valued at $8,889,096 or 9.8% of net assets.
d Security, or portion thereof, on loan.At December 31, 2012, the value of the fund’s securities on loan was
$15,834,254 and the value of the collateral held by the fund was $16,299,714, consisting of cash collateral of
$255,200 and U.S Government & Agency securities valued at $16,044,514.
e The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Non-income producing security.
h Held by or on behalf of a counterparty for open financial futures positions.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
U.S. Government & Agencies	69.0	Municipal Bonds	.8
Corporate Bonds	32.7	Preferred Stocks	.6
Asset/Mortgage-Backed	9.4	Options Purchased	.1
Foreign/Governmental	9.0
Short-Term/Money Market Investments	1.1		122.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

December 31, 2012

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 12/31/2012 ($)
Financial Futures Long
Long Gilt	15	2,897,708	March 2013	(5,719)
Financial Futures Short
Euro-Bond	15	(2,883,580)	March 2013	(20,567)
U.S. Treasury 10 Year Notes	63	(8,365,219)	March 2013	38,391
Gross Unrealized Appreciation				38,391
Gross Unrealized Depreciation				(26,286)

See notes to financial statements.

The Fund	21

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $15,834,254)—Note 1(c):
Unaffiliated issuers	106,061,359	110,428,412
Affiliated issuers	793,351	793,351
Cash		8,542
Cash denominated in foreign currencies	37,146	37,031
Receivable for investment securities sold		960,737
Dividends, interest and securities lending income receivable		765,532
Receivable for futures variation margin—Note 4		9,615
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		8,877
Prepaid expenses		76,972
		113,089,069
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		66,097
Payable for open mortgage dollar roll transactions—Note 4		18,308,804
Payable for investment securities purchased		3,644,017
Liability for securities on loan—Note 1(c)		255,200
Payable for shares of Beneficial Interest redeemed		95,584
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		67,117
Accrued expenses		22,629
		22,459,448
Net Assets ($)		90,629,621
Composition of Net Assets ($):
Paid-in capital		88,191,517
Accumulated undistributed investment income—net		924,205
Accumulated net realized gain (loss) on investments		(2,808,693)
Accumulated net unrealized appreciation (depreciation) on
investments, options transactions and foreign currency transactions
(including $12,105 net unrealized appreciation on financial futures)		4,322,592
Net Assets ($)		90,629,621

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	66,251,168	24,378,453
Shares Outstanding	5,353,638	1,977,625
Net Asset Value Per Share ($)	12.37	12.33

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Income ($):
Income:
Interest	2,434,568
Income from securities lending—Note 1(c)	14,453
Dividends:
Unaffiliated issuers	11,979
Affiliated issuers	1,715
Total Income	2,462,715
Expenses:
Investment advisory fee—Note 3(a)	608,208
Distribution fees—Note 3(b)	64,156
Professional fees	58,426
Prospectus and shareholders’ reports	48,742
Custodian fees—Note 3(b)	14,142
Trustees’ fees and expenses—Note 3(c)	8,160
Shareholder servicing costs—Note 3(b)	5,265
Loan commitment fees—Note 2	790
Miscellaneous	38,336
Total Expenses	846,225
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	846,222
Investment Income—Net	1,616,493
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	3,987,938
Net realized gain (loss) on options transactions	25,847
Net realized gain (loss) on financial futures	(88,422)
Net realized gain (loss) on swap transactions	(29,250)
Net realized gain (loss) on forward foreign currency exchange contracts	97,764
Net Realized Gain (Loss)	3,993,877
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	631,344
net unrealized appreciation (depreciation) on options transactions	(9,822)
Net unrealized appreciation (depreciation) on financial futures	12,105
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(58,240)
Net Unrealized Appreciation (Depreciation)	575,387
Net Realized and Unrealized Gain (Loss) on Investments	4,569,264
Net Increase in Net Assets Resulting from Operations	6,185,757

See notes to financial statements.

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
Operations ($):
Investment income—net	1,616,493	2,853,587
Net realized gain (loss) on investments	3,993,877	5,648,727
Net unrealized appreciation
(depreciation) on investments	575,387	(857,123)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,185,757	7,645,191
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(2,025,424)	(3,302,535)
Service Shares	(713,196)	(924,818)
Total Dividends	(2,738,620)	(4,227,353)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,929,178	9,347,772
Service Shares	1,209,975	2,462,500
Dividends reinvested:
Initial Shares	2,025,424	3,302,535
Service Shares	713,196	924,818
Cost of shares redeemed:
Initial Shares	(13,285,000)	(51,347,775)
Service Shares	(5,257,666)	(5,245,585)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(8,664,893)	(40,555,735)
Total Increase (Decrease) in Net Assets	(5,217,756)	(37,137,897)
Net Assets ($):
Beginning of Period	95,847,377	132,985,274
End of Period	90,629,621	95,847,377
Undistributed investment income—net	924,205	1,393,116

	Year Ended December 31,
	2012	2011
Capital Share Transactions:
Initial Shares
Shares sold	486,185	798,389
Shares issued for dividends reinvested	167,228	282,715
Shares redeemed	(1,092,406)	(4,394,274)
Net Increase (Decrease) in Shares Outstanding	(438,993)	(3,313,170)
Service Shares
Shares sold	100,131	209,770
Shares issued for dividends reinvested	59,087	79,292
Shares redeemed	(434,976)	(448,776)
Net Increase (Decrease) in Shares Outstanding	(275,758)	(159,714)

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.92	11.55	11.08	10.11	11.08
Investment Operations:
Investment income—net[a]	.22	.29	.41	.48	.51
Net realized and unrealized
gain (loss) on investments	.59	.51	.51	.99	(.96)
Total from Investment Operations	.81	.80	.92	1.47	(.45)
Distributions:
Dividends from investment income—net	(.36)	(.43)	(.45)	(.50)	(.52)
Net asset value, end of period	12.37	11.92	11.55	11.08	10.11
Total Return (%)	7.00	7.04	8.38	14.96	(4.18)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84	.79	.77	.75	.76
Ratio of net expenses
to average net assets	.84	.79	.77	.75	.76
Ratio of net investment income
to average net assets	1.80	2.54	3.55	4.56	4.71
Portfolio Turnover Rate[b]	518.55	379.94	288.08	293.67	391.87
Net Assets, end of period ($ x 1,000)	66,251	69,072	105,205	105,816	100,396

a Based on average shares outstanding at each month end.
b The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011, 2010, 2009 and 2008 were 269.42%, 162.19%, 129.47%, 102.76% and 142.10%, respectively.

See notes to financial statements.

		Year Ended December 31,
Service Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	11.88	11.51	11.04	10.07	11.04
Investment Operations:
Investment income—net[a]	.19	.26	.38	.45	.48
Net realized and unrealized
gain (loss) on investments	.59	.51	.50	.99	(.96)
Total from Investment Operations	.78	.77	.88	1.44	(.48)
Distributions:
Dividends from investment income—net	(.33)	(.40)	(.41)	(.47)	(.49)
Net asset value, end of period	12.33	11.88	11.51	11.04	10.07
Total Return (%)	6.70	6.78	8.20	14.63	(4.46)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09	1.04	1.02	1.00	1.01
Ratio of net expenses
to average net assets	1.09	1.04	1.02	1.00	1.01
Ratio of net investment income
to average net assets	1.55	2.22	3.29	4.33	4.46
Portfolio Turnover Rate[b]	518.55	379.94	288.08	293.67	391.87
Net Assets, end of period ($ x 1,000)	24,378	26,776	27,780	30,633	33,105

a Based on average shares outstanding at each month end.
b The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011, 2010, 2009 and 2008 were 269.42%, 162.19%, 129.47%, 102.76% and 142.10%, respectively.

See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Quality Bond Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	4,256,500	—	4,256,500
Commercial
Mortgage-Backed	—	4,242,443	—	4,242,443
Corporate Bonds†	—	29,660,963	—	29,660,963
Foreign Government	—	8,122,572	—	8,122,572
Municipal Bonds	—	725,440	—	725,440
Mutual Funds	793,351	—	—	793,351
Preferred Stocks†	—	546,850	—	546,850
Residential
Mortgage-Backed	—	120,540	—	120,540
U.S. Government
Agencies/
Mortgage-Backed	—	27,433,452	—	27,433,452
U.S. Treasury	—	35,270,267	—	35,270,267
Other Financial
Instruments:
Financial Futures††	38,391	—	—	38,391
Forward Foreign
Currency Exchange
Contracts††	—	8,877	—	8,877
Options Purchased	—	49,385	—	49,385
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(26,286)	—	—	(26,286)
Forward Foreign
Currency Exchange
Contracts††	—	(67,117)	—	(67,117)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At December 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result

The Fund	33

NOTES TO FINANCIAL STATEMENTS (continued)

of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2012, The Bank of New York Mellon earned $7,782 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended December 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	12/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	713,835		48,888,470	49,064,154	538,151.6
Dreyfus
Institutional
Cash Advantage
Fund	605,200		4,477,762	4,827,762	255,200.3
Total	1,319,035		53,366,232	53,891,916	793,351.9

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On December 31, 2012, the Board declared a cash dividend of $.026 and $.024 per share for the Initial shares and Service shares, respec-

tively, from undistributed investment income-net payable on January 2, 2013 (ex-dividend date) to shareholders of record as of the close of business on December 31, 2012.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2012, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $948,628, accumulated capital losses $2,528,831, other accumulated losses $71,352 and unrealized appreciation $4,148,631. In addition, the fund had $58,972 of capital losses realized after October 31, 2012, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date

The Fund	35

NOTES TO FINANCIAL STATEMENTS (continued)

of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2012 and December 31, 2011 were as follows: ordinary income $2,738,620 and $4,227,353, respectively.

During the period ended December 31, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization of premiums, paydown gains and (losses) and foreign currency transactions, the fund increased accumulated undistributed investment income-net by $653,216 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(g) New Accounting Pronouncements: In April 2011, FASB issued Accounting Standards Update No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements” (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 was effective for new transfers and existing transactions that were modified in the first interim or annual period beginning on or after December 15, 2011.The new disclosures have been implemented and there was no change in accounting for the fund. Management has determined that the fund has not entered into transactions that can be deemed “secured borrowings” as defined by ASU 2011-03.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”).These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”).ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement.ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2012, the fund did not borrow under the Facilities.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2012, Service shares were charged $64,156 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $397 for transfer agency services and $14 for cash management services. Cash management fees were partially offset by earnings credits of $2. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2012, the fund was charged $14,142 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2012, the fund was charged $32 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended December 31, 2012, the fund was charged $8,783 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $50,139, Distribution Plan fees $5,179, custodian fees $6,650, Chief Compliance Officer fees $3,981 and transfer agency fees $148.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended December 31, 2012, amounted to $599,881,444 and $612,204,322, respectively, of which $288,198,946 in purchases and $288,676,704 in sales were from mortgage dollar roll transactions.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (continued)

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2012 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of December 31, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	87,776	Interest rate risk[1]	(26,286)
Foreign exchange risk[3]	8,877	Foreign exchange risk[4]	(67,117)
Gross fair value of
derivatives contracts	96,653		(93,403)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Unrealized appreciation on forward foreign currency exchange contracts.
4	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
	Financial	Options	Forward	Swap
Underlying risk	Futures[5]	Transactions[6]	Contracts[7]	Transactions[8]	Total
Interest rate	(88,422)	25,847	—	(29,250)	(91,825)
Foreign exchange	—	—	97,764	—	97,764
Total	(88,422)	25,847	97,764	(29,250)	5,939

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[9]	Transactions[10]	Contracts[11]	Total
Interest rate	12,105	(9,822)	—	2,283
Foreign exchange	—	—	(58,240)	(58,240)
Total	12,105	(9,822)	(58,240)	(55,957)

Statement of Operations location:

5	Net realized gain (loss) on financial futures.
6	Net realized gain (loss) on options transactions.
7	Net realized gain (loss) on forward foreign currency exchange contracts.
8	Net realized gain (loss) on swap transactions.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on options transactions.
[11] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at December 31, 2012 are set forth in the Statement of Financial Futures.

Options Transactions:The fund purchases and writes (sells) put and call options to hedge against changes in interest rates or as a substitute for an investment.The fund is subject to interest rate risk in the course of pur-

The Fund	41

NOTES TO FINANCIAL STATEMENTS (continued)

suing its investment objectives through its investments in options con-tracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following:

any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended December 31, 2012:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2011	2,705,000	38,147
Contracts terminated:
Contracts closed	2,705,000	38,147	35,373	2,774
Contracts Outstanding
December 31, 2012	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated

The Fund	43

NOTES TO FINANCIAL STATEMENTS (continued)

with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at December 31, 2012:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Mexican New Peso,
Expiring
1/29/2013 [a]	12,090,000	946,387	932,688	(13,699)
South African Rand,
Expiring
1/29/2013 [a]	3,945,000	454,493	463,370	8,877
Sales:		Proceeds ($)
Euro,
Expiring
1/29/2013 [b]	4,530,000	5,927,514	5,980,932	(53,418)
Gross Unrealized
Appreciation				8,877
Gross Unrealized
Depreciation				(67,117)

Counterparties:

a	JPMorgan Chase & Co.
b	Morgan Stanley

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap contracts in the Statement of Operations. For financial reporting purposes, forward rate agreements are classified as interest rate swaps. Interest rate swap agreements are subject to general market risk, liquidity risk, counter-party risk and interest rate risk.At December 31, 2012, there were no interest rate swap agreements outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2012:

Average Market Value ($)
Interest rate financial futures	3,524,417
Interest rate options contracts	15,726
Forward contracts	3,237,804

The following summarizes the average notional value of swap contracts outstanding during the period ended December 31, 2012:

Average Notional Value ($)
Interest rate swap contracts	1,038,462

The Fund	45

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2012, the cost of investments for federal income tax purposes was $107,054,407; accordingly, accumulated net unrealized appreciation on investments was $4,167,356, consisting of $4,403,641 gross unrealized appreciation and $236,285 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Variable Investment Fund, Quality Bond Portfolio

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Variable Investment Fund, Quality Bond Portfolio (one of the series comprising DreyfusVariable Investment Fund) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DreyfusVariable Investment Fund, Quality Bond Portfolio at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 13, 2013

The Fund	47

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Lynn Martin†	151,161,716		5,464,193
Robin A. Melvin†	151,549,664		5,076,245
Philip L. Toia†	150,421,381		6,204,528

† Each new Board Member’s term commenced on September 1, 2012.
In addition Peggy C. Davis, Joseph S. DiMartino, David P. Feldman, Ehud Houminer and Dr. Martin Peretz continue as Board Members of the Company.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (69)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and busi-
nesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 151
———————
Peggy C. Davis (69)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 63
———————
David P. Feldman (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• BBH Mutual Funds Group (4 registered mutual funds), Director (1992-present)
• QMed, Inc. a healthcare company, Director (1999-2007)
No. of Portfolios for which Board Member Serves: 46
———————
Ehud Houminer (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Memberships During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 70

The Fund	49

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Lynn Martin (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm, from January
2005-present
Other Public Company Board Memberships During Past 5Years:
• AT&T Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
• The Proctor & Gamble Co., a consumer products company, Director (1994-2009)
• Constellation Energy Group Inc., Director (2003-2009)
No. of Portfolios for which Board Member Serves: 46
———————
Robin A. Melvin (49)
Board Member (2012)
Principal Occupation During Past 5Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 97
———————
Dr. Martin Peretz (73)
Board Member (1990)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-present) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-present)
No. of Portfolios for which Board Member Serves: 46
———————
Philip L. Toia (79)
Board Member (2012)
Principal Occupation During Past 5Years:
• Private Investor
No. of Portfolios for which Board Member Serves: 56
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

The Fund	51

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 177 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 66 investment companies (comprised of 173 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

For More Information

Telephone 1-800-554-4611 or 516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $238,908 in 2011 and $243,750 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $109,854 in 2011 and $62,354 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2011 and $-0- in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $28,718 in 2011 and $27,265 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2011 and $-0- in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $414 in 2011 and $30 in 2012. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $-0- in 2011 and $200,000 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $21,812,128 in 2011 and $49,204,697 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 12, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	February 12, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)